UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Bond Fund
(in thousands) JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Banking - 3.31%
JPMorgan Chase & Co.:
4.650%, 6-1-14	$7,000	$6,985
6.000%, 1-15-18	10,000	9,934
KeyBank National Association (Federal Deposit Insurance Corporation),
3.200%, 6-15-12 (A)	8,000	8,272
U.S. BANCORP,
4.200%, 5-15-14	6,200	6,273
		31,464
Beverage / Bottling - 1.15%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	8,000	8,075
Bottling Group, LLC,
5.125%, 1-15-19	2,800	2,854
		10,929
Biotechnology - 0.56%
Amgen Inc.:
6.150%, 6-1-18	3,000	3,261
5.700%, 2-1-19	2,000	2,110
		5,371
Building Products - 0.46%
Hanson PLC,
7.875%, 9-27-10	4,500	4,343

Cable & Satellite - 0.62%
Cox Communications, Inc.,
4.625%, 1-15-10	3,000	3,014
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,910
		5,924
Cable / Media - 1.14%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	5,250	5,475
Walt Disney Company (The),
4.700%, 12-1-12	5,000	5,374
		10,849
Chemicals - 0.21%
Dow Chemical Company (The),
7.600%, 5-15-14	1,975	2,035

CMBS Other - 2.91%
COMM 2005-C6,
5.144%, 6-10-44	18,500	17,065
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	5,211
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (C)	6,000	5,428
		27,704
Coal & Consumable Fuels - 0.31%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	2,970

Computer Hardware - 1.53%
Hewlett-Packard Company:
6.500%, 7-1-12	6,000	6,603
4.750%, 6-2-14	3,000	3,133
International Business Machines Corporation,
7.625%, 10-15-18	4,000	4,781
		14,517
Conglomerate / Diversified Mfg - 1.01%
Honeywell International Inc.,
5.000%, 2-15-19	5,000	5,106
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	4,513
		9,619
Consumer Finance - 0.10%
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	991

Diversified Banks - 0.55%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	5,000	5,200

Diversified Chemicals - 1.68%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	3,900	4,101
5.875%, 1-15-14	2,150	2,329
5.750%, 3-15-19	9,000	9,499
		15,929
Diversified Metals & Mining - 0.62%
BHP Billiton Finance (USA) Limited:
5.000%, 12-15-10	2,075	2,157
5.500%, 4-1-14	3,500	3,756
		5,913
Electric - 1.37%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,386
NorthWestern Corporation,
6.340%, 4-1-19 (D)	7,000	7,345
Pepco Holdings, Inc.,
4.000%, 5-15-10	2,250	2,252
		12,983
Electrical Components & Equipment - 0.26%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,501

Environmental & Facilities Services - 0.16%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,508

Finance - Other - 2.54%
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (D)	827	–– *
General Electric Capital Corporation:
1.259%, 4-10-12 (C)	7,000	6,543
5.250%, 10-19-12	5,250	5,398
5.625%, 5-1-18	5,500	5,202
Student Loan Marketing Association,
0.000%, 10-3-22 (E)	9,420	4,573
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,300	2,406
		24,122
Finance Companies - 0.16%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (B)	1,500	1,545

Gas - Local Distribution - 0.76%
AGL Capital Corporation,
7.125%, 1-14-11	7,000	7,186

Gas Pipe Lines - 1.65%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (D)	10,000	9,982
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	6,000	5,724
		15,706
Health Care Facilities - 0.06%
HCA - The Healthcare Company,
8.750%, 9-1-10	609	611

Household Appliances - 0.30%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (D)	3,000	2,824

Household Products - 1.31%
Procter & Gamble Company (The),
8.000%, 9-1-24	10,000	12,376

Hypermarkets & Super Centers - 0.76%
Wal-Mart Stores, Inc.,
4.125%, 2-1-19	7,400	7,202

Industrial Machinery - 0.77%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (B)	7,000	7,358

Information / Data Technology - 0.39%
IBM International Group Capital LLC,
5.050%, 10-22-12	3,500	3,748

Integrated Telecommunication Services - 0.78%
AT&T Inc.:
4.950%, 1-15-13	2,000	2,081
5.800%, 2-15-19	1,500	1,523
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	3,500	3,774
		7,378
Metals / Mining - 1.17%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	10,000	11,116

Multi-Utilities - 1.15%
Dominion Resources, Inc.,
5.250%, 8-1-33	7,500	7,358
Duke Energy Corporation,
6.250%, 1-15-12	3,325	3,576
		10,934
Oil & Gas - 0.51%
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	4,500	4,836

Oil & Gas Equipment & Services - 0.86%
Halliburton Company:
6.150%, 9-15-19	3,000	3,248
6.750%, 2-1-27	4,950	4,954
		8,202
Oilfield Machinery & Service - 1.04%
Weatherford International, Inc.,
5.950%, 6-15-12	9,500	9,921

Other Mortgage-Backed Securities - 0.69%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (C)	7,000	6,592

Other Non-Agency REMIC/CMO - 3.58%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	10,644	6,861
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	8,250	4,828
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	6,000	3,713
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	2,306	2,158
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.144%, 3-25-35 (C)	6,384	638
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
4.813%, 2-25-34 (C)	3,086	1,553
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
4.924%, 9-25-34 (C)	3,536	212
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
4.988%, 12-25-34 (C)	5,688	284
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.328%, 3-25-34 (C)	3,752	1,193
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.058%, 5-25-34 (C)	2,879	259
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.668%, 11-25-35 (C)	4,923	123
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.526%, 12-25-35 (C)	3,820	153
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1,
5.949%, 2-25-36 (C)	2,254	14
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	7,000	4,834
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	7,500	7,270
		34,093
Paper / Forest Products - 0.11%
Westvaco Corporation,
7.500%, 6-15-27	1,190	1,051

Pharmaceuticals - 4.30%
Abbott Laboratories:
3.750%, 3-15-11	5,800	5,997
5.600%, 5-15-11	2,375	2,538
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	7,500	7,944
Johnson & Johnson,
5.150%, 7-15-18	6,000	6,392
Merck & Co., Inc.,
4.750%, 3-1-15	4,500	4,704
Pfizer Inc.,
5.350%, 3-15-15	8,400	9,031
Roche Holding Ltd,
5.000%, 3-1-14 (B)	4,000	4,185
		40,791
Property & Casualty Insurance - 2.15%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12 (B)	7,000	7,236
4.750%, 5-15-12	4,500	4,779
5.000%, 8-15-13	8,000	8,395
		20,410
Service - Other - 0.32%
Trustees of Princeton University (The),
4.950%, 3-1-19	3,000	3,037

Soft Drinks - 0.91%
Coca-Cola Company (The),
5.350%, 11-15-17	7,000	7,475
PepsiCo, Inc.,
7.900%, 11-1-18	1,000	1,217
		8,692
Systems Software - 0.51%
Microsoft Corporation,
4.200%, 6-1-19	4,975	4,860

Telecommunications - 2.64%
British Telecommunications plc,
5.150%, 1-15-13	10,000	9,969
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	6,000	6,041
New York Telephone Company,
6.700%, 11-1-23	2,250	2,039
Pacific Bell,
7.250%, 11-1-27	3,250	3,257
Telecom Italia Capital,
6.999%, 6-4-18	3,750	3,793
		25,099
Utilities - Water - 0.31%
California Water Service Company,
5.875%, 5-1-19	3,000	2,967

TOTAL CORPORATE DEBT SECURITIES - 47.68%		$453,407

(Cost: $486,823)

MUNICIPAL BONDS - TAXABLE

Massachusetts - 0.42%
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	3,750	3,963

Minnesota - 0.37%
Independent School District No. 318 (Itasca County), Minnesota, General Obligation Taxable OPEB Bonds, Series 2009A,
4.750%, 2-1-19	3,515	3,547

TOTAL MUNICIPAL BONDS - TAXABLE - 0.79%		$7,510

(Cost: $7,251)

OTHER GOVERNMENT SECURITIES

Brazil - 0.17%
Federative Republic of Brazil (The),
9.250%, 10-22-10	1,500	1,643

Canada - 1.09%
Province de Quebec,
7.140%, 2-27-26	9,200	10,271

Supranational - 0.53%
Inter-American Development Bank,
8.400%, 9-1-09	5,000	5,060

TOTAL OTHER GOVERNMENT SECURITIES - 1.79%		$16,974

(Cost: $15,988)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.99%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (B)	9,500	9,934
Federal Farm Credit Bank:
4.350%, 9-2-14	10,000	10,646
4.600%, 1-29-20	7,500	7,284
Federal Home Loan Mortgage Corporation,
5.000%, 12-14-18	5,109	4,850
Federal National Mortgage Association,
4.000%, 1-18-13	5,000	5,205
		37,919
Mortgage-Backed Obligations - 28.45%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.260%, 6-1-34	1,525	1,586
5.468%, 12-1-36 (C)	3,170	3,322
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	1,563	1,605
5.000%, 5-15-19	4,500	4,770
5.000%, 7-15-19	2,016	2,032
5.000%, 5-15-23	5,500	5,648
5.000%, 3-15-25	7,000	7,134
7.500%, 9-15-29	1,210	1,307
4.250%, 3-15-31	2,054	2,084
5.000%, 5-15-31	8,341	8,561
5.500%, 9-15-31	8,094	8,304
5.000%, 9-15-32	3,000	3,128
5.500%, 5-15-34	1,504	1,588
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
5.500%, 12-15-13	1,709	76
5.500%, 4-15-24	78	–– *
5.500%, 4-15-24	427	–– *
5.000%, 6-15-24	1,042	21
5.000%, 7-15-29	2,551	148
5.000%, 9-15-31	5,571	527
5.500%, 10-15-31	6,388	657
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	1,741	1,771
5.000%, 9-1-17	80	84
4.500%, 1-1-18	998	1,035
4.500%, 2-1-18	1,010	1,047
4.500%, 4-1-18	2,005	2,060
4.500%, 3-1-19	1,957	2,012
4.500%, 10-1-20	7,493	7,768
5.000%, 6-1-21	3,622	3,768
6.000%, 9-1-21	3,337	3,534
5.000%, 11-1-21	2,720	2,825
5.500%, 3-1-22	7,050	7,395
6.000%, 7-1-22	3,332	3,528
6.000%, 8-1-22	1,985	2,102
5.000%, 7-1-25	5,410	5,560
6.000%, 2-1-27	3,422	3,600
5.000%, 3-1-35	3,504	3,575
5.500%, 10-1-35	4,268	4,420
5.500%, 8-1-36	4,306	4,452
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.361%, 12-1-36 (C)	2,264	2,346
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	8,500	9,008
5.000%, 6-25-18	6,750	7,156
5.000%, 9-25-18	2,000	2,090
5.000%, 3-25-29	8,000	8,276
5.500%, 2-25-32	4,000	4,095
5.500%, 10-25-32	10,000	10,309
4.000%, 11-25-32	1,500	1,505
4.000%, 3-25-33	1,409	1,414
3.500%, 8-25-33	3,539	3,435
4.500%, 12-25-34	5,476	5,579
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-18	549	10
5.500%, 1-25-33	5,146	569
5.500%, 11-25-36	21,412	2,764
5.500%, 8-25-37	9,400	1,122
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (F)
5.750%, 8-25-32	3,898	250
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	1,033	1,090
5.000%, 3-1-18	3,163	3,312
5.000%, 3-1-18	984	1,030
4.000%, 11-1-18	3,169	3,239
4.500%, 6-1-19	5,554	5,750
4.500%, 8-1-19	6,328	6,551
5.000%, 12-1-19	3,337	3,484
5.000%, 6-1-20	1,341	1,397
5.500%, 11-1-22	7,679	8,093
5.500%, 10-1-23	1,986	2,082
5.000%, 4-1-24	5,283	5,415
4.500%, 7-25-24	3,000	3,022
5.000%, 5-1-28	9,774	10,016
5.500%, 9-25-31	4,500	4,665
5.000%, 6-25-32	5,250	5,438
5.500%, 2-1-33	4,609	4,786
6.000%, 4-1-33	1,751	1,846
5.000%, 9-1-33	8,458	8,648
5.000%, 5-1-35	4,709	4,808
6.500%, 11-1-37	1,586	1,686
5.500%, 1-25-39	3,779	3,892
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	5,000	5,155
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	3,530	366
5.500%, 6-20-28	1,335	11
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	237	250
4.000%, 9-15-18	1,192	1,222
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	326	326
		270,542

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 32.44%		$308,461

(Cost: $302,405)

UNITED STATES GOVERNMENT OBLIGATIONS - 12.40%

Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21 (E)	17,000	9,858
United States Treasury Bonds:
8.000%, 11-15-21	8,900	12,278
6.125%, 11-15-27	19,000	23,388
United States Treasury Notes:
4.125%, 8-31-12	24,850	26,700
4.250%, 8-15-13	33,300	36,016
4.000%, 2-15-14	9,000	9,636
(Cost: $112,753)		$117,876

SHORT-TERM SECURITIES

Commercial Paper - 3.84%
Baxter International Inc.,
0.280%, 7-8-09	7,000	6,999
Clorox Co.,
0.500%, 7-7-09	5,000	5,000
Johnson & Johnson,
0.100%, 7-13-09	5,000	5,000
Kitty Hawk Funding Corp.,
0.280%, 7-17-09	5,000	4,999
Kraft Foods Inc.,
0.290%, 7-10-09	7,000	6,999
Sonoco Products Co.,
0.550%, 7-1-09	535	535
Straight-A Funding, LLC (Federal Financing Bank):
0.270%, 7-24-09	2,000	2,000
0.320%, 8-18-09	5,000	4,998
		36,530
Master Note - 0.14%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (C)	1,338	1,338

TOTAL SHORT-TERM SECURITIES - 3.98%		$37,868

(Cost: $37,868)

TOTAL INVESTMENT SECURITIES - 99.08%		$942,096

(Cost: $963,088)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.92%		8,710

NET ASSETS - 100.00%		$950,806

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$452,361	$1,046
Municipal Bonds	––	7,510	––
Other Government Securities	––	16,974	––
United States Government Agency Obligations	––	298,527	9,934
United States Government Obligations	––	117,876	––
Short-Term Securities	––	37,868	––

	––	931,116	10,980
Other Financial Instruments+	––	––	––

Total	$––	$931,116	$10,980

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	United States Government Agency Obligations

Beginning Balance 10-1-08	$4,372	$––
Net realized gain (loss)	(1,038)	––
Net unrealized appreciation (depreciation)	(1,489)	––
Net purchases (sales)	(799)	––
Transfers in and/or (out) of Level 3 during the period	––	9,934

Ending Balance 6-30-09	$1,046	$9,934

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$(1,489)	$154

*Not shown due to rounding.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $40,739 or 4.28% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $20,151 or 2.12% of net assets.

(E)Zero coupon bond.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
CMBS = Collateralized Mortgage-Backed Securities
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Cash Management
(in thousands) JUNE 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Baxter International Inc.:
0.280%, 7-8-09	$20,000	$19,999
0.300%, 7-9-09	23,000	22,998
Corporacion Andina de Fomento:
0.750%, 9-1-09	40,000	39,948
0.750%, 9-3-09	10,000	9,987
0.730%, 9-9-09	2,900	2,896
1.400%, 2-12-10	21,300	21,113
IBM International Group Capital LLC (International Business Machines Corporation):
1.394%, 7-29-09 (A)	35,800	35,788
0.881%, 8-26-09 (A)	11,000	11,000
Kitty Hawk Funding Corp.:
0.280%, 7-10-09	5,000	5,000
0.260%, 7-27-09	12,800	12,797
SBC Communications Inc. (AT&T Inc.),
4.125%, 9-15-09	17,030	17,021
Straight-A Funding, LLC (Federal Financing Bank):
0.330%, 8-17-09	10,000	9,996
0.390%, 8-24-09	8,000	7,995
Unilever Capital Corporation,
0.321%, 7-10-09 (A)	4,300	4,300
Verizon Communications Inc.:
0.340%, 7-8-09	29,500	29,498
0.360%, 7-20-09	12,000	11,998

Total Commercial Paper - 17.88%		262,334

Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.580%, 7-31-09	14,800	14,793
River Fuel Trust #1 (Bank of New York (The)):
0.280%, 7-2-09	7,000	7,000
0.280%, 7-15-09	20,682	20,679

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.90%		42,472

Master Note - 1.89%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	27,772	27,772

Notes
3M Company,
7.139%, 12-14-09 (B)	61,500	62,700
American Honda Finance Corp.:
1.404%, 7-29-09 (A)(B)	27,500	27,054
1.416%, 8-5-09 (A)	7,500	7,400
1.006%, 8-10-09 (A)	10,600	10,412
1.306%, 8-10-09 (A)	5,000	4,968
1.496%, 8-14-09 (A)	21,500	21,500
0.835%, 8-20-09 (A)	3,800	3,768
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.659%, 9-14-09 (A)(C)	73,900	73,900
Bank of America, N.A.,
1.538%, 8-12-09 (A)	28,000	27,726
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (A)	53,300	54,353
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.974%, 8-18-09 (A)	15,475	15,458
BP Capital Markets p.l.c.,
0.768%, 9-11-09 (A)	17,100	17,100
Caterpillar Financial Services Corporation:
1.199%, 7-9-09 (A)	17,500	17,322
1.202%, 7-27-09 (A)	15,000	15,005
1.006%, 8-11-09 (A)	4,625	4,620
Caterpillar Inc.,
7.250%, 9-15-09	8,500	8,589
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.648%, 9-30-09 (A)(C)	37,200	37,200
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
1.139%, 7-30-09 (A)(C)	19,100	19,100
Countrywide Home Loans, Inc. (Bank of America Corporation):
5.625%, 7-15-09	9,661	9,670
4.125%, 9-15-09	36,400	36,496
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	70,120	71,154
GTE California Incorporated (Verizon Communications Inc.),
6.700%, 9-1-09	4,500	4,533
Honeywell International Inc.,
1.142%, 7-27-09 (A)	7,000	6,997
International Business Machines Corporation:
0.320%, 7-6-09 (A)	5,500	5,500
0.348%, 7-8-09 (A)	18,750	18,750
John Deere Capital Corporation:
4.400%, 7-15-09	5,825	5,831
1.412%, 7-16-09 (A)	13,400	13,283
1.111%, 8-26-09 (A)	7,500	7,478
0.708%, 9-1-09 (A)	22,720	22,638
JPMorgan Chase & Co.:
1.176%, 8-19-09 (A)	4,000	3,990
0.843%, 8-21-09 (A)	6,000	5,988
0.688%, 9-25-09 (A)	7,500	7,476
7.625%, 12-7-09	29,700	30,259
PACCAR Financial Corp.,
0.649%, 9-21-09 (A)	19,000	18,968
Praxair Inc.,
0.751%, 8-26-09 (A)	11,400	11,400
Procter & Gamble Company (The),
0.996%, 8-7-09 (A)	7,500	7,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
1.176%, 7-6-09 (A)	10,000	9,999
5.300%, 7-6-09 (B)	4,600	4,602
1.224%, 8-8-09 (A)	3,750	3,750
1.046%, 8-19-09 (A)	25,000	24,989
Roche Holdings, Inc.,
1.661%, 8-25-09 (A)	48,500	48,543
Toyota Motor Credit Corporation:
1.650%, 9-3-09 (A)	3,500	3,500
1.663%, 9-18-09 (A)	30,000	30,000
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	18,810	18,912
Wells Fargo & Company:
0.782%, 9-23-09 (A)	14,500	14,449
4.200%, 1-15-10	7,000	7,074

Total Notes - 60.11%		881,904

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.600%, 7-1-09 (A)	2,360	2,360
Don Greene Poultry, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 2003 (Wachovia Bank, N.A.),
0.600%, 7-1-09 (A)	7,200	7,200
EPC - Allentown, LLC, Incremental Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.600%, 7-1-09 (A)	8,840	8,840
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
1.350%, 7-1-09 (A)	4,125	4,125
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	20,000	20,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	13,410	13,410

Total Notes (backed by irrevocable bank letter of credit) - 3.81%		55,935

TOTAL CORPORATE OBLIGATIONS - 86.59%		$1,270,417

(Cost: $1,270,417)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 4.95%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
0.650%, 9-4-09	65,800	65,800
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.190%, 7-1-09 (A)	6,800	6,800
		72,600
Colorado - 0.21%
Castle Pines North Finance Corporation, Variable Rate Certificates of Participation, Series 2009 (Wells Fargo Bank, National Association),
0.300%, 7-1-09 (A)	3,075	3,075

Georgia - 0.44%
Development Authority of Talbot County, Incremental Taxable Industrial Development Revenue Bonds (Junction City Mining Company, LLC Project), Series 2000 (Wachovia Bank, N.A.),
0.550%, 7-1-09 (A)	6,410	6,410

Illinois - 0.48%
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	7,000	7,138

Maryland - 0.57%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	8,305	8,305

Mississippi - 1.56%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	7,919	7,919
Mississippi Business Finance Corporation, Taxable Industrial Development Revenue Bonds, Series 2000 (Telapex, Inc. Project) (Wachovia Bank, N.A.),
0.450%, 7-1-09 (A)	15,000	15,000
		22,919
Missouri - 0.48%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase & Co.),
0.700%, 7-1-09 (A)	7,000	7,000

New York - 0.34%
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.230%, 7-1-09 (A)	5,000	5,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 9.03%		$132,447

(Cost: $132,447)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation:
0.250%, 8-17-09 (A)	14,023	14,023
0.250%, 9-15-09 (A)	11,000	11,000
0.250%, 9-22-09 (A)	3,382	3,382
0.250%, 11-16-09 (A)	6,000	6,000
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.879%, 10-15-09 (A)	26,436	26,436

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.15%		$60,841

(Cost: $60,841)

TOTAL INVESTMENT SECURITIES - 99.77%	$1,463,705

(Cost: $1,463,705)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.23%	3,396

NET ASSETS - 100.00%	$1,467,101

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$1,270,417	$––
Municipal Obligations	––	132,447	––
United States Government Agency Obligations	––	60,841	––

	––	1,463,705	––

Other Financial Instruments+	––	––	––

Total	$––	$1,463,705	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Trustees.  At June 30, 2009, the total value of these securities amounted to $94,356 or 6.43% of net assets.

(C)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

SCHEDULE OF INVESTMENTS
Global Bond Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 1.21%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$6,000	$6,023
Raytheon Company,
5.375%, 4-1-13	1,000	1,065
		7,088
Agricultural Products - 0.90%
Bunge Limited Finance Corp.:
7.800%, 10-15-12	4,000	4,078
5.350%, 4-15-14	1,200	1,168
		5,246
Agriculture - 0.89%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	3,000	2,790
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	1,200	864
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13 (B)	1,700	1,569
		5,223
Air Freight & Logistics - 0.06%
FedEx Corporation,
7.375%, 1-15-14	300	324

Banking - 3.14%
Banco BMG S.A.:
8.750%, 7-1-10 (C)	1,333	1,337
8.750%, 7-1-10	1,088	1,091
9.150%, 1-15-16	500	484
9.150%, 1-15-16 (C)	500	484
Bank of Tokyo-Mitsubishi, Ltd. (The),
8.400%, 4-15-10	1,000	1,032
Export-Import Bank of Korea (The),
5.500%, 10-17-12	5,000	5,092
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8-29-49 (D)	2,500	1,975
Industrial Development Bank of India Ltd.,
5.125%, 12-23-09	1,800	1,798
Russian Standard Bank:
7.500%, 10-7-10	2,750	2,310
7.500%, 10-7-10 (C)	1,000	840
VTB Capital S.A.,
6.609%, 10-31-12 (C)	2,000	1,875
		18,318
Beverage / Bottling - 3.54%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (E)	BRL6,050	2,856
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	$2,000	2,300
Miller Brewing Company,
5.500%, 8-15-13	3,300	3,264
Molson Coors Capital Finance,
4.850%, 9-22-10	2,000	2,048
Panamerican Beverages, Inc.,
7.250%, 7-1-09	4,950	4,951
PepsiAmericas, Inc.,
5.750%, 7-31-12	2,200	2,358
SABMiller plc,
5.700%, 1-15-14	3,000	2,924
		20,701
Building Products - 0.29%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	2,000	1,720

Cable & Satellite - 0.72%
British Sky Broadcasting Group plc,
8.200%, 7-15-09	4,200	4,202

Cable / Media - 0.33%
Rogers Wireless Inc.,
8.000%, 12-15-12	1,850	1,906

Chemicals - 0.18%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,030

Coal & Consumable Fuels - 0.68%
Peabody Energy Corporation,
6.875%, 3-15-13	4,000	3,960

Communications Equipment - 0.33%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (B)	2,100	1,946

Conglomerate / Diversified Mfg - 1.32%
Bombardier Inc.,
6.750%, 5-1-12 (C)	6,000	5,639
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	2,125	2,136
		7,775
Construction Business - 1.21%
Odebrecht Finance Ltd.:
9.625%, 4-9-14 (A)	6,000	6,533
7.500%, 10-18-17	524	520
		7,053
Consumer Products - 0.69%
Coca-Cola HBC Finance B.V.,
5.500%, 9-17-15	3,900	4,016

Consumer Products / Tobacco - 0.28%
Central European Distribution Corporation,
8.000%, 7-25-12 (A)(E)	EUR1,360	1,612

Distillers & Vintners - 0.89%
Diageo Capital plc,
5.200%, 1-30-13	$5,000	5,202

Diversified Banks - 0.51%
ICICI Bank Limited,
6.625%, 10-3-12 (C)	3,000	2,970

Diversified Metals & Mining - 0.30%
BHP Billiton Finance (USA) Limited,
8.500%, 12-1-12	1,500	1,753

Diversified Telecom - 0.09%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	500	514

Electric - 3.70%
Abu Dhabi National Energy Company PJSC:
5.620%, 10-25-12	3,000	3,036
5.620%, 10-25-12 (C)	3,000	3,036
Aquila, Inc.,
11.875%, 7-1-12 (D)	500	553
DPL Inc.,
6.875%, 9-1-11	1,500	1,577
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,500	3,646
Korea Southern Power Co., Ltd.,
5.375%, 4-18-13 (C)	2,000	1,942
NorthWestern Corporation,
5.875%, 11-1-14	2,500	2,544
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,055
PPL Energy Supply, LLC,
6.300%, 7-15-13	700	734
TransAlta Corporation,
5.750%, 12-15-13	3,500	3,459
		21,582
Electric Utilities - 0.89%
Allegheny Energy, Inc.,
8.250%, 4-15-12 (A)	5,000	5,203

Electronics - 0.51%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	2,983	2,953

Energy - 1.41%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)(E)	HKD15,200	2,056
CITIC Resources Finance (2007) Limited,
6.750%, 5-15-14 (C)	$2,500	2,312
Seadrill Ltd., Convertible,
3.625%, 11-8-12	2,100	1,641
Subsea 7 Inc., Convertible,
0.000%, 6-29-17 (B)	1,000	926
Suntech Power Holdings Co., Ltd., Convertible,
0.250%, 2-15-12	1,350	1,269
		8,204
Environmental & Facilities Services - 0.70%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,000	4,070

Finance Companies - 2.50%
C5 Capital (SPV) Limited:
6.196%, 12-31-49 (C)	4,500	2,388
6.196%, 12-31-49 (D)	750	398
Diageo Finance B.V.,
5.500%, 4-1-13	1,000	1,052
ISA Capital do Brasil S.A.:
7.875%, 1-30-12 (C)	3,000	3,090
7.875%, 1-30-12	250	258
SLM Corporation,
1.166%, 4-1-14 (D)	2,500	1,447
Toyota Motor Credit Corporation:
6.750%, 9-21-09 (E)	NZD7,700	4,992
1.120%, 1-18-15 (D)	$1,000	969
		14,594
Forest Products - 0.90%
Sino-Forest Corporation:
9.125%, 8-17-11	4,250	4,250
9.125%, 8-17-11 (C)	1,000	1,000
		5,250
Gas - Local Distribution - 1.82%
AGL Capital Corporation,
7.125%, 1-14-11	5,000	5,133
DCP Midstream, LLC,
9.700%, 12-1-13 (C)	5,000	5,513
		10,646
Gas Pipe Lines - 2.38%
KeySpan Corporation,
7.625%, 11-15-10	452	480
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (A)	6,000	5,988
Plains All American Pipeline, L.P., PAA Finance Corp.:
7.750%, 10-15-12	2,900	3,088
5.625%, 12-15-13	400	397
TransCapitalInvest Limited,
6.103%, 6-27-12 (C)	2,000	1,940
Transneft,
6.103%, 6-27-12	500	485
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17 (C)	2,000	1,460
		13,838
Health Care Facilities - 1.28%
HCA Inc.:
6.750%, 7-15-13	2,200	1,936
9.125%, 11-15-14	2,775	2,747
HealthSouth Corporation,
10.750%, 6-15-16	2,775	2,789
		7,472
Health Care Facilities / Supplies - 0.05%
DASA Finance Corporation,
8.750%, 5-29-18	300	295

Hotels, Resorts & Cruise Lines - 0.80%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	4,872	4,653

Household Appliances - 0.64%
Controladora Mabe, S.A. de C.V.:
6.500%, 12-15-15 (A)	2,000	1,883
6.500%, 12-15-15	2,000	1,882
		3,765
Investment Banking & Brokerage - 0.15%
Morgan Stanley,
1.620%, 5-1-14 (D)	1,000	878

Metals / Mining - 4.58%
ALROSA Finance S.A.,
8.875%, 11-17-14	3,600	3,078
Anglo American Capital plc,
9.375%, 4-8-14 (A)	5,000	5,431
Indo Integrated Energy B.V.,
8.500%, 6-1-12	4,900	4,612
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	6,750	7,504
Vedanta Resources plc:
6.625%, 2-22-10 (C)	2,500	2,475
6.625%, 2-22-10	1,850	1,832
8.750%, 1-15-14	2,000	1,820
		26,752
Multi-Utilities - 0.81%
Black Hills Corporation,
6.500%, 5-15-13	5,000	4,755

Office Electronics - 0.70%
Xerox Corporation:
7.125%, 6-15-10	3,000	3,098
5.500%, 5-15-12	1,000	997
		4,095
Oil & Gas - 1.03%
Premcor Refining Group Inc. (The),
6.750%, 5-1-14	1,500	1,486
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,500	2,687
TNK-BP Finance S.A.,
6.125%, 3-20-12	2,000	1,845
		6,018
Oil & Gas Equipment & Services - 0.47%
Smith International, Inc.,
8.625%, 3-15-14	2,500	2,738

Oil & Gas Exploration & Production - 0.17%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	1,000	1,017

Oil & Gas Storage & Transportation - 0.78%
Northern Border Partners, L.P.,
8.875%, 6-15-10	3,500	3,677
ONEOK Partners, L.P.,
5.900%, 4-1-12	865	888
		4,565
Oilfield Machinery & Service - 0.86%
Frontier Oil Corporation,
6.625%, 10-1-11	1,580	1,541
Oceanografia, S.A. de C.V.,
11.250%, 7-15-15	1,650	891
Weatherford International, Inc.,
5.950%, 6-15-12	2,500	2,610
		5,042
Paper / Forest Products - 3.20%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	2,350	2,464
Empire Capital Resources Pte. Ltd.,
9.375%, 12-15-11 (C)	2,500	2,388
International Paper Company,
7.400%, 6-15-14	5,350	5,328
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (A)	5,500	5,523
Weyerhaeuser Company,
6.750%, 3-15-12	3,000	3,001
		18,704
Publishing - 0.84%
Pearson Dollar Finance Two plc:
5.500%, 5-6-13 (C)	3,000	2,959
5.500%, 5-6-13	2,000	1,973
		4,932
Railroads - 1.32%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	4,500	4,767
Kansas City Southern de Mexico, S.A. de C.V.,
7.375%, 6-1-14	3,500	2,940
		7,707
Retail Stores - Other - 0.50%
Parkson Retail Group Limited,
7.125%, 5-30-12	3,000	2,895

Service - Other - 0.74%
Waste Management, Inc.,
7.375%, 8-1-10	4,125	4,299

Steel - 1.50%
ArcelorMittal,
9.000%, 2-15-15	2,250	2,372
Evraz Group S.A.:
8.875%, 4-24-13 (C)	5,000	4,100
8.250%, 11-10-15 (C)	3,000	2,295
		8,767
Technology - 0.77%
L-3 Communications Corporation,
7.625%, 6-15-12	4,500	4,511

Tobacco - 0.28%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13 (A)	1,500	1,629

Trading Companies & Distributors - 1.49%
Noble Group Limited:
8.500%, 5-30-13 (C)	6,900	6,555
6.625%, 3-17-15 (C)	2,500	2,125
		8,680
Transportation - 0.47%
PB Issuer Limited, Convertible,
3.300%, 2-1-13	3,000	2,725

Transportation - Other - 0.33%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	2,350	1,933

Trucking & Shipping - 0.13%
Arpeni Pratama Ocean Line Investment B.V.,
8.750%, 5-3-13 (C)	1,250	750

Utilities - 2.55%
CESP - Companhia Energetica de Sao Paulo:
9.750%, 1-15-15 (A)(E)	BRL6,400	3,362
9.750%, 1-15-15 (E)	4,500	2,384
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16 (C)	$2,000	1,360
8.875%, 12-15-16	1,000	680
Hidroelectrica El Chocon S.A.,
4.124%, 9-15-11 (D)	2,300	1,610
Hidroelectrica Piedra del Aguila S.A.,
9.000%, 7-11-17 (A)	500	365
Majapahit Holding B.V.,
7.250%, 10-17-11 (A)	1,000	980
Veolia Environment,
5.250%, 6-3-13	4,000	4,136
		14,877
Wireless Telecommunication Service - 2.39%
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	3,500	3,531
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (D)(E)	RUB115,000	3,491
Open Joint Stock Company "Vimpel-Communications",
8.000%, 2-11-10	$3,125	3,148
Sprint Capital Corporation,
7.625%, 1-30-11	2,000	1,978
VIP Finance Ireland Limited,
8.375%, 4-30-13 (C)	2,000	1,815
		13,963

TOTAL CORPORATE DEBT SECURITIES - 61.20%		$357,316

(Cost: $364,932)

OTHER GOVERNMENT SECURITIES

Australia - 0.40%
Commonwealth of Australia Treasury Bonds,
5.750%, 6-15-11 (E)	AUD2,800	2,329

Canada - 4.15%
Canadian Government Bonds:
4.000%, 9-1-10 (E)	CAD19,000	16,983
3.750%, 6-1-12 (E)	8,000	7,248
		24,231
Germany - 5.75%
Bundesobligation,
3.250%, 4-9-10 (E)	EUR23,500	33,574

Mexico - 0.83%
United Mexican States Government Bonds,
9.000%, 12-24-09 (E)	MXN62,500	4,836

Norway - 1.54%
Norway Government Bonds,
6.000%, 5-16-11 (E)	NOK53,800	8,983

Russia - 0.36%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (E)	RUB65,000	1,887
Russian Federation,
8.250%, 3-31-10 (C)	$222	227
		2,114
Supranational - 0.70%
Corporacion Andina de Fomento,
7.375%, 1-18-11	2,500	2,616
European Bank for Reconstruction and Development,
6.500%, 12-20-10 (E)	RUB50,000	1,483
		4,099
Switzerland - 4.88%
Switzerland Government Bonds,
3.500%, 8-7-10 (E)	CHF30,000	28,516

United Kingdom - 2.66%
United Kingdom Treasury,
4.250%, 3-7-11 (E)	GBP9,000	15,521

TOTAL OTHER GOVERNMENT SECURITIES - 21.27%		$124,203

(Cost: $134,722)

SENIOR LOANS - 1.02%

Consumer Products
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (D)	$5,925	$5,946
(Cost: $5,873)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 7.27%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
4.500%, 8-15-17	1,077	44
5.000%, 5-15-18	1,197	134
5.000%, 4-15-19	139	11
5.000%, 4-15-19	67	5
5.000%, 7-15-21	53	––	*
5.000%, 11-15-22	263	19
5.500%, 3-15-23	122	12
5.000%, 4-15-23	488	5
5.000%, 5-15-23	121	9
5.000%, 8-15-23	95	8
5.500%, 11-15-23	36	––	*
5.500%, 11-15-23	166	––	*
5.500%, 2-15-24	1,053	69
5.000%, 6-15-24	2,617	54
5.000%, 9-15-24	239	3
5.500%, 9-15-24	102	1
5.500%, 4-15-25	680	46
5.500%, 4-15-25	28	1
5.000%, 9-15-25	376	6
5.500%, 10-15-25	1,377	189
5.000%, 2-15-26	960	21
5.000%, 4-15-26	664	18
5.000%, 10-15-28	446	27
5.000%, 8-15-30	4,255	217
5.000%, 10-15-30	1,250	114
5.500%, 3-15-31	111	8
5.500%, 10-15-32	2,825	288
5.500%, 1-15-33	739	89
5.500%, 5-15-33	2,142	276
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates,
4.500%, 10-1-35	9,096	9,077
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	7,625	7,936
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.500%, 11-25-17	48	1
5.000%, 5-25-22	71	4
5.000%, 6-25-22	8,017	677
5.000%, 7-25-23	16,407	1,813
5.000%, 8-25-23	532	43
5.500%, 9-25-25	17	––	*
5.500%, 11-25-25	203	––	*
4.500%, 4-25-30	695	56
5.000%, 9-25-30	702	31
5.000%, 3-25-31	2,207	98
5.000%, 8-15-31	1,086	102
5.500%, 1-25-33	8,285	916
5.500%, 6-25-33	154	17
5.000%, 8-25-33	11,119	1,623
5.500%, 12-25-33	2,591	296
5.500%, 8-25-35	1,296	180
5.500%, 11-25-36	2,891	373
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-1-22	3,115	3,284
5.000%, 8-1-23	4,417	4,577
5.000%, 7-1-34	3,051	3,117
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	5,687	590
5.000%, 6-16-29	2,000	125
5.000%, 10-20-32	500	72
7.000%, 5-20-33	1,884	252
5.500%, 7-16-33	791	104
5.000%, 7-20-33	1,965	192
5.500%, 11-20-33	281	31
5.500%, 6-20-35	274	43
5.500%, 7-20-35	681	67
5.500%, 10-16-35	652	96
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	4,837	5,007
(Cost: $46,316)		$42,474

UNITED STATES GOVERNMENT OBLIGATIONS - 1.38%

Treasury Obligations
United States Treasury Notes,
4.500%, 9-30-11	7,500	$8,038
(Cost: $7,696)

SHORT-TERM SECURITIES

Commercial Paper - 7.33%
Clorox Co.,
0.500%, 7-20-09	4,000	3,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.600%, 7-14-09	5,000	4,999
0.500%, 7-15-09	7,000	6,999
Hewlett-Packard Company,
0.120%, 7-1-09	12,815	12,815
Kellogg Co.,
0.400%, 7-10-09	6,000	5,999
L'Air Liquide S.A.,
0.210%, 7-10-09	1,460	1,460
McCormick & Co. Inc.,
0.350%, 7-27-09	4,000	3,999
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
		42,770
Master Note - 0.28%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	1,658	1,658

TOTAL SHORT-TERM SECURITIES - 7.61%		$44,428

(Cost: $44,428)

TOTAL INVESTMENT SECURITIES - 99.75%		$582,405

(Cost: $603,967)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.25%		1,465

NET ASSETS - 100.00%		$583,870

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$357,316	$––
Other Government Securities	––	122,316	1,887
Senior Loans	––	5,946	––
United States Government Agency Obligations	––	42,474	––
United States Government Obligations	––	8,038	––
Short-Term Securities	––	44,428	––

	––	580,518	1,887
Other Financial Instruments+	––	(1,853)	––

Total	$––	$578,665	$1,887

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Government Securities

Beginning Balance 10-1-08	$4,783
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(443)
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	(2,453)

Ending Balance 6-30-09	$1,887

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$(443)

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Australian Dollar	2,300	11-16-09	$ ––	$ 112
Sell	Brazilian Real	16,400	12-7-09	––	36
Sell	British Pound	9,600	11-16-09	––	1,237
Sell	Canadian Dollar	28,300	6-23-10	274	––
Buy	Chinese Yuan Renminbi	59,700	4-15-11	17	––
Buy	Chinese Yuan Renminbi	117,500	4-18-11	36	––
Sell	Mexican Peso	68,243	11-17-09	––	80
Sell	New Zealand Dollar	7,900	9-21-09	––	90
Sell	Norwegian Krone	56,000	6-24-10	––	163
Sell	Swedish Krona	89,600	6-9-10	––	100
Sell	Swiss Franc	31,500	6-28-10	––	362

				$327	$2,180

*Not shown due to rounding.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $44,532 or 7.63% of net assets.

(B)Zero coupon bond.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $62,875 or 10.77% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, BRL - Brazilian Real, CAD - Canadian Dollar, CHF - Swiss Franc, EUR - Euro, GBP - British Pound, HKD - Hong Kong Dollar, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar and RUB - Russian Ruble).

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Government Securities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Banking - 4.31%
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	$4,000	$4,115
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
3.125%, 12-1-11 (A)	6,000	6,206
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	3,850	3,995
SunTrust Bank (Federal Deposit Insurance Corporation),
3.000%, 11-16-11 (A)	5,000	5,159
		19,475
Consumer Finance - 0.92%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (A)	4,000	4,142

Finance - Other - 0.91%
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	4,000	4,127

Investment Banking & Brokerage - 2.75%
Goldman Sachs Group, Inc. (The) (Federal Deposit Insurance Corporation),
3.250%, 6-15-12 (A)	6,000	6,211
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	6,000	6,225
		12,436
Other Diversified Financial Services - 0.91%
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	4,000	4,126

TOTAL CORPORATE DEBT SECURITIES - 9.80%		$44,306

(Cost: $42,788)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 12.28%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (B)	2,000	2,091
Federal Farm Credit Bank:
4.350%, 9-2-14	5,000	5,323
5.250%, 1-6-16	6,000	6,585
4.600%, 1-29-20	5,000	4,856
Federal Home Loan Bank,
5.375%, 6-13-14	6,000	6,659
Federal Home Loan Mortgage Corporation,
5.000%, 12-14-18	2,554	2,425
Federal National Mortgage Association:
4.000%, 1-18-13	2,000	2,082
4.375%, 7-17-13	12,000	12,817
2.875%, 12-11-13	6,650	6,707
Private Export Funding Corporation,
4.375%, 3-15-19	6,000	5,996
		55,541
Mortgage-Backed Obligations - 49.37%
Federal Agricultural Mortgage Corporation, Guaranteed Agricultural Mortgage-Backed Securities,
7.064%, 1-25-12 (C)	1,856	1,856
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.468%, 12-1-36 (C)	1,322	1,385
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4-15-18	3,950	4,140
5.000%, 5-15-19	4,500	4,770
5.000%, 5-15-23	8,000	8,215
5.000%, 3-15-25	2,000	2,038
7.500%, 9-15-29	2,421	2,615
5.000%, 5-15-31	2,530	2,597
5.500%, 10-15-31	8,000	8,248
5.000%, 9-15-32	5,500	5,735
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (D)
5.500%, 12-15-13	924	41
5.500%, 4-15-24	61	––	*
5.500%, 4-15-24	256	––	*
5.000%, 7-15-29	1,349	78
5.000%, 9-15-31	1,857	176
5.500%, 10-15-31	2,125	218
5.500%, 1-15-38	13,287	1,883
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 4-1-18	506	520
4.500%, 10-1-20	4,683	4,856
5.000%, 6-1-21	1,207	1,256
5.000%, 11-1-21	1,632	1,695
5.500%, 3-1-22	2,034	2,133
6.000%, 7-1-22	2,665	2,822
4.500%, 3-1-23	8,534	8,713
5.000%, 7-1-25	1,803	1,853
6.000%, 2-1-27	969	1,019
6.000%, 11-1-28	1,159	1,223
5.000%, 3-1-35	1,593	1,625
5.500%, 10-1-35	1,313	1,360
5.000%, 11-1-35	15,863	16,187
5.500%, 8-1-36	1,435	1,484
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.361%, 12-1-36 (C)	1,721	1,783
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	7,000	7,418
5.000%, 6-25-18	6,000	6,361
5.000%, 9-25-18	1,000	1,045
5.500%, 2-25-32	4,500	4,607
5.500%, 10-25-32	4,875	5,026
4.000%, 11-25-32	696	699
4.000%, 2-25-33	619	625
4.000%, 3-25-33	1,294	1,299
3.500%, 8-25-33	3,736	3,626
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 3-25-18	329	6
5.500%, 1-25-33	1,708	189
5.500%, 11-25-36	4,298	555
5.500%, 8-25-37	3,153	376
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (D)
5.750%, 8-25-32	1,299	83
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	516	545
5.000%, 3-1-18	1,036	1,085
4.500%, 6-1-19	2,314	2,396
4.500%, 8-1-19	4,607	4,769
5.000%, 12-1-19	2,108	2,200
4.500%, 11-1-20	4,804	4,950
5.500%, 11-1-22	3,462	3,649
5.500%, 10-1-23	1,264	1,325
5.000%, 4-1-24	2,067	2,119
4.500%, 7-25-24	6,000	6,044
5.000%, 5-1-28	5,701	5,842
5.500%, 9-25-31	4,500	4,665
5.000%, 6-25-32	8,500	8,803
5.500%, 2-1-33	2,306	2,394
5.000%, 3-25-33	4,000	4,207
6.000%, 4-1-33	4,029	4,249
4.500%, 7-1-33	3,529	3,538
5.000%, 9-1-33	3,582	3,663
6.000%, 4-1-34	3,332	3,485
5.500%, 12-1-34	6,092	6,316
5.000%, 5-1-35	1,682	1,717
4.500%, 8-1-35	10,213	10,220
6.500%, 11-1-37	976	1,037
5.500%, 1-25-39	2,267	2,335
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	3,000	3,093
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
5.000%, 7-16-22	1,170	121
5.500%, 6-20-28	876	7
Guaranteed Development Company Participation Certificates, Series 1995-20 F, Guaranteed by the United States Small Business Administration (an Independent Agency of the United States),
6.800%, 6-1-15	397	425
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2-15-30	3,058	3,282
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	152	152
		223,072

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 61.65%		$278,613

(Cost: $270,381)

UNITED STATES GOVERNMENT OBLIGATIONS - 26.65%

Treasury Obligations
United States Treasury Bonds:
9.000%, 11-15-18	10,000	14,334
8.000%, 11-15-21	2,100	2,897
6.125%, 11-15-27	6,500	8,001
5.250%, 11-15-28	10,000	11,228
United States Treasury Notes:
4.500%, 11-15-10	6,000	6,312
5.125%, 6-30-11	5,000	5,394
1.750%, 11-15-11	5,000	5,054
4.125%, 8-31-12	10,000	10,745
4.250%, 8-15-13	27,650	29,905
2.750%, 10-31-13	5,000	5,095
4.000%, 2-15-14	10,000	10,706
4.250%, 8-15-14	10,000	10,788
(Cost: $116,860)		$120,459

SHORT-TERM SECURITIES - 1.28%

Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 6-30-09 to be repurchased at $5,764,
0.010%, 7-1-09 (E)	5,764	$5,764
(Cost: $5,764)

TOTAL INVESTMENT SECURITIES - 99.38%		$449,142

(Cost: $435,793)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.62%		2,786

NET ASSETS - 100.00%		$451,928

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$44,306	$––
United States Government Agency Obligations	––	274,666	3,947
United States Government Obligations	––	120,459	––
Short-Term Securities	––	5,764	––

	––	445,195	3,947

Other Financial Instruments+	––	––	––

Total	$––	$445,195	$3,947

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

United States Government Agency Obligations

Beginning Balance 10-1-08	$2,279
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	(22)
Net purchases (sales)	(401)
Transfers in and/or (out) of Level 3 during the period	2,091

Ending Balance 6-30-09	$3,947

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$10

*Not shown due to rounding.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $2,091 or 0.46% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Collateralized by $5,226 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $5,919.

Securities with an aggregate market value of $1,856, representing 0.41% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
High Income Fund
(in thousands) JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming - 0.09%
Pinnacle Entertainment, Inc. (A)	103	$957

Movies & Entertainment - 0.05%
RHI Entertainment, Inc. (A)	165	526

Oil & Gas Equipment & Services - 0.19%
Dresser-Rand Group Inc. (A)	79	2,062

Oil & Gas Storage & Transportation - 0.24%
Inergy, L.P.	100	2,548

Railroads - 0.08%
Kansas City Southern (A)	50	806

Wireless Telecommunication Service - 0.03%
NII Holdings, Inc. (A)	17	315

TOTAL COMMON STOCKS - 0.68%		$7,214

(Cost: $12,031)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 0.43%
Esterline Technologies Corporation,
7.750%, 6-15-13	$4,750	4,608

Apparel, Accessories & Luxury Goods - 0.89%
Oxford Industries, Inc.,
11.375%, 7-15-15 (B)	4,000	3,960
Perry Ellis International, Inc.,
8.875%, 9-15-13	6,750	5,501
		9,461
Automobile Manufacturers - 0.34%
UCI Holdco, Inc.,
8.624%, 12-15-13 (C)	6,457	1,377
United Auto Group, Inc.,
7.750%, 12-15-16	2,750	2,221
		3,598
Automotive Retail - 0.48%
Group 1 Automotive, Inc.,
8.250%, 8-15-13	6,075	5,133

Building Products - 1.80%
AMH Holdings, Inc.,
11.250%, 3-1-14	2,950	1,298
Associated Materials Incorporated,
9.750%, 4-15-12	5,820	5,093
CPG International I Inc.,
10.500%, 7-1-13	2,500	1,400
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	850	795
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.000%, 11-1-11	6,750	6,682
Ply Gem Industries, Inc.,
11.750%, 6-15-13	6,000	3,870
		19,138
Cable & Satellite - 2.36%
Cablevision Systems Corporation,
8.000%, 4-15-12	3,000	2,970
CSC Holdings, Inc.:
8.500%, 6-15-15 (B)	4,900	4,814
8.625%, 2-15-19 (B)	1,400	1,362
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	9,500	9,238
EchoStar DBS Corporation,
7.750%, 5-31-15	7,000	6,668
		25,052
Capital Goods - 0.42%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	4,175	3,569
9.500%, 8-1-14 (B)	1,100	941
		4,510
Casinos & Gaming - 4.55%
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (B)	16,225	16,549
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (D)	7,350	2,940
MGM MIRAGE:
8.500%, 9-15-10	6,650	6,035
10.375%, 5-15-14 (B)	1,700	1,764
7.625%, 1-15-17	4,500	2,914
11.125%, 11-15-17 (B)	3,700	3,922
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	13,000	12,934
7.500%, 6-15-15	1,500	1,283
		48,341
Chemicals - 0.34%
Nalco Company:
7.750%, 11-15-11	2,643	2,643
8.875%, 11-15-13	1,000	1,020
		3,663
Coal & Consumable Fuels - 0.34%
Foundation PA Coal Company,
7.250%, 8-1-14	3,650	3,577

Commercial Printing - 0.41%
Corrections Corporation of America,
6.750%, 1-31-14	4,550	4,323

Consumer Finance - 2.15%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	12,300	11,254
Ford Motor Credit Company:
9.750%, 9-15-10	3,000	2,874
9.875%, 8-10-11	5,000	4,625
3.889%, 1-13-12 (C)	1,650	1,277
Ford Motor Credit Company LLC,
12.000%, 5-15-15	3,000	2,807
		22,837
Consumer Products - 1.09%
Visant Holding Corp.,
8.750%, 12-1-13	11,750	11,544

Containers - 1.36%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	5,244
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	3,250	3,136
9.875%, 10-15-14	5,100	4,743
Huntsman International LLC,
7.375%, 1-1-15	1,700	1,335
		14,458
Diversified Metals & Mining - 0.56%
Freeport-McMoRan Copper & Gold Inc.:
4.995%, 4-1-15 (C)	4,750	4,446
8.250%, 4-1-15	1,500	1,515
		5,961
Diversified Support Services - 1.00%
Iron Mountain Incorporated:
8.625%, 4-1-13	7,750	7,731
7.750%, 1-15-15	3,000	2,880
		10,611
Diversified Telecom - 1.12%
Qwest Corporation:
8.875%, 3-15-12	6,500	6,548
8.375%, 5-1-16 (B)	5,500	5,308
		11,856
Electronic Manufacturing Services - 0.90%
Tyco Electronics Ltd.,
6.550%, 10-1-17	10,546	9,574

Environmental & Facilities Services - 1.57%
Allied Waste Industries, Inc., Convertible,
4.250%, 4-15-34	7,649	7,419
Allied Waste North America, Inc.:
7.250%, 3-15-15	3,725	3,781
7.125%, 5-15-16	4,000	4,020
6.875%, 6-1-17	1,500	1,485
		16,705
Fertilizers & Agricultural Chemicals - 1.04%
Mosaic Company (The):
7.375%, 12-1-14 (B)	3,100	3,193
7.625%, 12-1-16 (B)	7,700	7,806
		10,999
Finance - 0.04%
Harley-Davidson Funding Corp.,
6.800%, 6-15-18 (B)	500	434

General Merchandise Stores - 1.72%
Dollar General Corporation:
10.625%, 7-15-15	13,000	14,040
11.875%, 7-15-17	3,950	4,266
		18,306
Health Care Equipment - 1.02%
Biomet, Inc.:
10.000%, 10-15-17	5,600	5,697
10.375%, 10-15-17	3,000	2,903
11.625%, 10-15-17	2,320	2,274
		10,874
Health Care Facilities - 4.60%
HCA Inc.:
6.750%, 7-15-13	12,590	11,079
9.250%, 11-15-16	7,325	7,215
9.625%, 11-15-16	1,958	1,896
9.875%, 2-15-17 (B)	1,700	1,717
8.500%, 4-15-19 (B)	7,000	6,860
HealthSouth Corporation:
7.218%, 6-15-14 (C)	16,750	15,285
10.750%, 6-15-16	4,750	4,774
		48,826
Health Care Facilities / Supplies - 6.06%
Apria Healthcare Group Inc.,
11.250%, 11-1-14 (B)	5,300	5,115
Bio-Rad Laboratories, Inc.,
8.000%, 9-15-16 (B)	2,750	2,723
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	4,700	4,113
11.750%, 11-15-14	7,000	5,075
Rural/Metro Corporation,
0.000%, 3-15-16 (E)	6,135	4,356
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	5,460
US Oncology Holdings, Inc.,
9.125%, 8-15-17 (B)	11,000	10,918
US Oncology, Inc.:
9.000%, 8-15-12	12,545	12,826
10.750%, 8-15-14	13,836	13,697
		64,283
Hotels, Resorts & Cruise Lines - 2.03%
Gaylord Entertainment Company:
8.000%, 11-15-13	7,400	6,309
6.750%, 11-15-14	10,350	7,736
Starwood Hotels & Resorts Worldwide, Inc.,
6.750%, 5-15-18	8,700	7,460
		21,505
Household Products - 0.53%
Simmons Bedding Company,
7.875%, 1-15-14 (D)	7,412	4,114
Simmons Company,
0.000%, 12-15-14 (E)	10,750	1,505
		5,619
Independent Power Producers & Energy Traders - 0.37%
Sonat Inc.,
7.625%, 7-15-11	4,000	3,920

Industrial - Other - 0.75%
TEGSA,
6.000%, 10-1-12	5,016	4,927
Tyco Electronics Group S.A.,
5.950%, 1-15-14	3,200	2,989
		7,916
IT Consulting & Other Services - 1.02%
SunGard Data Systems Inc.:
9.125%, 8-15-13	4,250	4,016
10.625%, 5-15-15 (B)	7,000	6,860
		10,876
Leisure - 1.29%
Cinemark USA, Inc.,
8.625%, 6-15-19 (B)	5,000	4,938
Speedway Motorsports, Inc.,
8.750%, 6-1-16 (B)	8,700	8,808
		13,746
Lodging - 0.71%
Host Marriott, L.P.,
7.125%, 11-1-13	8,000	7,520

Machinery - 0.96%
Terex Corporation,
10.875%, 6-1-16	10,200	10,200

Metals / Mining - 1.78%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (B)	6,700	6,641
Teck Resources Limited:
9.750%, 5-15-14 (B)	2,905	3,007
10.250%, 5-15-16 (B)	4,360	4,567
10.750%, 5-15-19 (B)	4,360	4,687
		18,902
Movies & Entertainment - 1.02%
AMC Entertainment Inc.:
8.000%, 3-1-14	9,300	7,928
11.000%, 2-1-16	3,000	2,903
		10,831
Office Electronics - 0.88%
Xerox Corporation:
8.250%, 5-15-14	1,000	1,040
6.400%, 3-15-16	8,000	7,360
6.750%, 2-1-17	1,075	978
		9,378
Office Services & Supplies - 1.28%
Interface, Inc.:
11.375%, 11-1-13 (B)	6,900	7,142
9.500%, 2-1-14	7,060	6,495
		13,637
Oil & Gas Equipment & Services - 0.25%
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,638

Oil & Gas Exploration & Production - 2.05%
Bill Barrett Corporation,
9.875%, 7-15-16	1,325	1,261
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,350	2,233
9.500%, 2-15-15	3,800	3,829
Denbury Resources Inc.:
7.500%, 4-1-13	1,750	1,671
7.500%, 12-15-15	3,315	3,149
9.750%, 3-1-16	1,000	1,028
Petrohawk Energy Corporation:
9.125%, 7-15-13	4,600	4,576
10.500%, 8-1-14 (B)	2,100	2,147
7.875%, 6-1-15	2,000	1,850
		21,744
Oil & Gas Storage & Transportation - 3.24%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,371
El Paso Corporation,
8.250%, 2-15-16	1,375	1,337
Inergy, L.P.,
8.750%, 3-1-15 (B)	8,400	8,211
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	10,042	9,564
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,747
7.625%, 7-15-19	3,000	2,963
8.750%, 1-15-20 (B)	5,000	5,213
		34,406
Oil Refining & Marketing - 0.51%
Quicksilver Resources Inc.:
11.750%, 1-1-16	3,300	3,416
7.125%, 4-1-16	2,600	2,028
		5,444
Packaged Foods & Meats - 1.94%
Central Garden & Pet Company,
9.125%, 2-1-13	21,500	20,560

Paper Packaging - 0.46%
Sealed Air Corporation,
7.875%, 6-15-17 (B)	4,900	4,856

Paper Products - 2.01%
Buckeye Technologies Inc.:
8.000%, 10-15-10	11,712	11,478
8.500%, 10-1-13	10,550	9,812
		21,290
Pharmaceuticals - 0.99%
Warner Chilcott Corporation,
8.750%, 2-1-15	10,575	10,522

Publishing - 0.70%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16 (B)	4,900	4,765
0.000%, 8-1-16 (E)	4,200	2,699
		7,464
Railroads - 3.16%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	1,650	1,419
7.375%, 6-1-14	5,250	4,410
12.500%, 4-1-16 (B)	8,500	8,628
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	12,500	13,750
TFM, S.A. de C.V.,
9.375%, 5-1-12	5,625	5,344
		33,551
Restaurants - 1.25%
NPC International, Inc.,
9.500%, 5-1-14	14,605	13,291

Retail / Food & Drug - 0.16%
Rite Aid Corporation,
9.750%, 6-12-16 (B)	1,700	1,700

Retail Propane Distributers - 0.37%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.750%, 5-1-14	4,500	3,893

Retail Stores - 5.74%
Federated Retail Holdings, Inc.:
5.350%, 3-15-12	6,420	5,844
5.900%, 12-1-16	5,250	4,277
Jostens IH Corp.,
7.625%, 10-1-12	2,000	1,995
Limited Brands, Inc.,
8.500%, 6-15-19 (B)	7,550	7,234
Pantry, Inc. (The),
7.750%, 2-15-14	8,890	7,868
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	8,000	7,959
10.500%, 11-15-16	4,335	4,292
Sonic Automotive, Inc.,
8.625%, 8-15-13	9,975	6,983
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,503	10,344
SUPERVALU INC.,
8.000%, 5-1-16	4,300	4,171
		60,967
Secondary Oil & Gas Producers - 0.72%
EXCO Resources, Inc.,
7.250%, 1-15-11	7,900	7,663

Semiconductors - 0.47%
Micron Technology, Inc., Convertible,
1.875%, 6-1-14	8,500	5,015

Service - Other - 6.13%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	15,015	14,564
10.250%, 6-1-16	1,250	1,222
Expedia, Inc.,
8.500%, 7-1-16 (B)	4,150	3,984
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17 (B)	8,650	8,714
KAR Holdings, Inc.:
5.028%, 5-1-14 (C)	2,050	1,543
8.750%, 5-1-14	9,750	8,361
Laureate Education, Inc.:
10.000%, 8-15-15 (B)	4,100	3,444
11.000%, 8-15-15 (B)	3,525	2,500
11.750%, 8-15-17 (B)	1,625	1,284
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	5,875	3,643
West Corporation:
9.500%, 10-15-14	10,325	9,033
11.000%, 10-15-16	8,000	6,680
		64,972
Specialized REITs - 0.17%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	1,800

Technology - 1.75%
L-3 Communications Corporation,
6.125%, 1-15-14	3,050	2,837
Seagate Technology HDD Holdings,
6.800%, 10-1-16	2,700	2,315
Seagate Technology International,
10.000%, 5-1-14 (B)	650	670
Xerox Capital Trust I,
8.000%, 2-1-27	16,650	12,655
		18,477
Utilities - 2.19%
AES Corporation (The),
9.750%, 4-15-16 (B)	11,000	11,138
Mirant Americas Generation, Inc.,
8.300%, 5-1-11	6,800	6,783
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,376
		23,297
Wireless Telecommunication Service - 3.84%
Centennial Communications Corp.,
6.958%, 1-1-13 (C)	4,250	4,229
Cricket Communications, Inc.:
9.375%, 11-1-14	2,000	1,970
7.750%, 5-15-16 (B)	6,575	6,328
MetroPCS Communications, Inc.:
9.250%, 11-1-14	5,175	5,143
9.250%, 11-1-14 (B)	1,500	1,485
Nextel Communications, Inc.:
5.950%, 3-15-14	1,500	1,181
7.375%, 8-1-15	8,450	6,739
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	10,550	10,445
Sprint Capital Corporation,
7.625%, 1-30-11	3,375	3,337
		40,857

TOTAL CORPORATE DEBT SECURITIES - 87.31%		$927,129

(Cost: $962,012)

SENIOR LOANS

Casinos & Gaming - 0.46%
Las Vegas Sands, LLC:
2.060%, 5-23-14 (C)	5,765	4,055
2.060%, 5-23-14 (C)	1,165	819
		4,874
Consumer Finance - 0.32%
Venetian Macau Limited:
2.850%, 5-25-13 (C)	3,260	2,757
2.850%, 5-25-13 (C)	730	618
		3,375
Consumer Products - 1.23%
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (C)	13,163	13,209

Diversified Chemicals - 0.72%
Solutia Inc.,
7.250%, 2-28-14 (C)	8,280	7,623

Health Care Facilities - 0.68%
HCA Inc.,
2.848%, 11-18-13 (C)	3,416	3,081
HealthSouth Corporation:
2.560%, 3-10-13 (C)	70	65
2.570%, 3-10-13 (C)	4,318	4,025
		7,171
Retail / Food & Drug - 1.08%
Rite Aid Corporation,
9.500%, 6-5-15 (C)	11,500	11,433

Service - Other - 0.54%
iPayment, Inc.:
2.315%, 5-10-13 (C)	617	453
2.318%, 5-10-13 (C)	994	731
2.598%, 5-10-13 (C)	2,017	1,482
Kar Holdings, Inc.:
2.560%, 4-20-13 (C)	1,869	1,647
2.560%, 4-20-13	1,631	1,437
		5,750
Technology - 0.67%
Palm Inc.,
3.810%, 4-24-14 (C)	9,685	7,070

Utilities - 0.33%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.810%, 10-10-14 (C)	38	27
3.821%, 10-10-14 (C)	4,899	3,497
		3,524

TOTAL SENIOR LOANS - 6.03%		$64,029

(Cost: $64,080)

SHORT-TERM SECURITIES - 5.63%

Commercial Paper
Clorox Co.:
0.500%, 7-13-09	3,763	3,762
0.500%, 7-20-09	1,634	1,634
General Mills, Inc.,
0.480%, 8-3-09	10,000	9,996
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.600%, 7-14-09	4,000	3,999
Kellogg Co.,
0.400%, 7-2-09	7,891	7,891
McCormick & Co. Inc.,
0.250%, 7-1-09	10,020	10,019
Siemens Capital Corp.,
0.150%, 7-2-09	10,000	10,000
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
Verizon Communications Inc.,
0.360%, 7-14-09	10,000	9,999
(Cost: $59,800)		$59,800

TOTAL INVESTMENT SECURITIES - 99.65%		$1,058,172

(Cost: $1,097,923)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.35%		3,700

NET ASSETS - 100.00%		$1,061,872

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$7,214	$––	$––
Corporate Debt Securities	––	923,169	3,960
Senior Loans	––	61,363	2,666
Short-Term Securities	––	59,800	––

	7,214	1,044,332	6,626
Other Financial Instruments+	––	––	––

Total	$7,214	$1,044,332	$6,626

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities	Senior Loans

Beginning Balance 10-1-08	$7,997	$––
Net realized gain (loss)	(1,904)	––
Net unrealized appreciation (depreciation)	1,531	408
Net purchases (sales)	833	1,074
Transfers in and/or (out) of Level 3 during the period	(4,497)	1,184

Ending Balance 6-30-09	$3,960	$2,666

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$66	$1,687

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $206,337 or 19.43% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(D)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Municipal Bond Fund
(in thousands) JUNE 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 0.48%
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	$2,500	$2,749

Arizona - 2.25%
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,745
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.600%, 2-1-42 (A)	2,375	2,039
Certificates of Participation (Arizona State University Projects),
      Series 2002, Evidencing the Proportionate Interests of the Owners
      Thereof in Lease Payments to be Made Pursuant to a Lease-Purchase
      Agreement by the Arizona Board of Regents, as Lessee for the
Benefit of Arizona State University,
5.375%, 7-1-13	1,000	1,093
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	2,500	2,748
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,
5.750%, 7-1-14	2,000	2,071
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	2,000	2,202
		12,898
Arkansas - 0.13%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D,
5.300%, 7-1-24	745	739

California - 13.84%
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West), Series 2009A,
5.750%, 9-1-39	2,500	2,309
California Health Facilities Financing Authority, Revenue Bonds (Children's Hospital of Orange County), Series 2009A,
6.500%, 11-1-38	2,000	1,990
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.500%, 10-1-29	1,000	1,022
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project) Series 2002B,
5.250%, 6-1-23	2,085	1,966
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Refunding Revenue Bonds (Waste Management, Inc. Project), Series 2002A,
5.000%, 1-1-22	1,500	1,356
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.350%, 12-1-29	30	30
State of California, General Obligation Bonds,
6.000%, 2-1-15	3,000	3,252
State of California, Various Purpose General Obligation Bonds:
5.250%, 2-1-19	5,000	5,040
5.250%, 2-1-19	2,000	2,016
5.250%, 11-1-21	1,000	984
5.000%, 2-1-22	7,000	6,589
5.500%, 4-1-28	2,535	2,931
5.500%, 4-1-28	325	377
5.500%, 4-1-28	135	156
5.500%, 4-1-28	5	5
5.750%, 4-1-31	5,000	4,861
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.500%, 12-1-16	10	12
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.500%, 8-1-12	2,850	2,986
Carson Redevelopment Agency Redevelopment Project Area No. 1, Tax Allocation Bonds, Series 2009A,
7.000%, 10-1-36	750	754
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.200%, 12-1-14	35	35
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.000%, 1-15-17 (B)	7,500	4,285
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,160
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	4,800	5,583
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,087
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	920	921
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.000%, 10-1-27	5,000	5,118
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant to a Lease with the Oceanside Public Financing Authority,
5.000%, 4-1-10	1,140	1,174
Palomar Pomerado Health, General Obligation Bonds, Election of 2004, Series 2009A:
0.000%, 8-1-31 (B)	3,315	831
0.000%, 8-1-32 (B)	5,000	1,153
0.000%, 8-1-33 (B)	5,000	1,072
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.500%, 8-1-29	3,755	4,382
5.500%, 8-1-29	45	47
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District Bonds, Series 2008,
5.500%, 10-1-28	500	533
Public Facilities Financing Authority of the City of San Diego, Senior Sewer Revenue Bonds, Series 2009A,
5.250%, 5-15-34	3,000	2,883
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.000%, 9-1-11 (B)	1,000	956
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.750%, 7-1-12	3,455	3,866
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	1,000	1,062
Tuolumne Wind Project Authority, Revenue Bonds (Tuolumne Company Project), 2009 Series A,
5.875%, 1-1-29 (C)	1,000	1,016
The Regents of the University of California, Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.500%, 5-15-20	1,500	1,515
		79,315
Colorado - 1.83%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	2,500	2,727
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A:
6.750%, 12-1-23	1,895	1,970
7.400%, 12-1-38	1,000	1,051
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.500%, 8-1-31	320	335
Colorado Housing and Finance Authority, Single Family Mortgage Class I Bonds, 2009 Series A,
5.500%, 11-1-29	1,250	1,270
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, Certificates of Participation, Series 2008,
5.500%, 11-1-27	1,000	1,036
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.300%, 12-1-19	1,000	1,019
City of Lafayette, Colorado, Acting By and Through its Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.250%, 12-1-20	1,010	1,065
		10,473
Connecticut - 1.14%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds 2008 Series D,
5.750%, 6-15-34	2,500	2,605
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	3,955	3,937
		6,542
District Of Columbia - 0.43%
District of Columbia, Hospital Revenue Bonds (Sibley Memorial Hospital Issue), Series 2009,
6.375%, 10-1-39 (C)	2,500	2,455

Florida - 6.98%
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1,
5.750%, 10-1-18	2,870	2,841
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.250%, 8-15-24	5,000	5,740
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B,
5.500%, 10-1-17	2,000	2,015
Halifax Hospital Medical Center (Daytona Beach, Florida), Hospital Revenue Refunding and Improvement Bonds, Series 2006A,
5.250%, 6-1-26	3,000	2,577
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.000%, 10-1-20	2,000	1,907
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008 A (University Community Hospital),
5.625%, 8-15-29	2,000	1,508
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.000%, 9-1-30	180	181
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	2,500	2,747
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.750%, 10-1-16	2,000	2,038
Miami-Dade County, Florida, Miami International Airport (Hub of the Americas), Aviation Revenue Bonds, Series 2009A,
5.500%, 10-1-36	2,500	2,388
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	5,000	5,228
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
6.000%, 10-1-23	2,500	2,813
The City of Miami, Florida, Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.000%, 1-1-10 (B)	1,600	1,585
The City of Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.500%, 9-1-13	2,460	2,661
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,082
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
6.500%, 7-1-35	2,500	2,679
		39,990
Georgia - 2.95%
The Atlanta Development Authority Educational Facilities, Revenue Bonds (Panther Place, LLC Project, Located on the Campus of Georgia State University), Series 2009A,
5.000%, 7-1-37	3,000	2,916
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.250%, 4-1-20	3,000	3,149
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.400%, 1-1-13	6,925	7,509
6.400%, 1-1-13	860	951
6.400%, 1-1-13	75	81
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
6.000%, 1-1-23	2,100	2,285
		16,891
Guam - 0.53%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C,
5.375%, 10-1-20	3,305	3,040

Idaho - 0.37%
Idaho Health Facilities Authority, Revenue Bonds, Series 2008A (St. Luke's Health System Project),
6.750%, 11-1-37	2,000	2,136

Illinois - 2.78%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.700%, 5-1-36	1,500	1,089
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.000%, 1-1-12 (B)	1,695	1,510
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.600%, 10-1-34	1,180	1,181
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.750%, 7-1-33	2,500	2,687
Illinois Finance Authority, Revenue Bonds, Series 2009A (Rush University Medical Center Obligated Group),
7.250%, 11-1-30	2,500	2,732
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C,
5.500%, 1-1-21	1,300	1,386
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.350%, 12-15-24	1,000	831
Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A,
6.000%, 7-1-24	3,080	3,464
Community College District No. 525, Counties of Will, Grundy,
      Livingston, Cook, Kendall, LaSalle and Kankakee and State of
      Illinois (Joliet Junior College), General Obligation Bonds
(Alternate Revenue Source), Series 2008,
5.750%, 6-1-28	1,000	1,067
		15,947
Indiana - 3.54%
Indiana Health and Educational Facility Financing Authority, Hospital Revenue Bonds, Series 2007 (Community Foundation of Northwest Indiana Obligated Group),
5.500%, 3-1-37	1,750	1,476
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990A (Senate Avenue Parking Facility),
7.400%, 7-1-15	4,775	5,734
Indiana State Office Building Commission, Capitol Complex Revenue Bonds, Series 1990B (State Office Building I Facility),
7.400%, 7-1-15	8,000	9,606
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.150%, 7-1-25	3,500	3,449
		20,265
Iowa - 0.66%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
5.750%, 6-1-31	1,000	953
Iowa Finance Authority, Iowa State Revolving Fund Revenue Bonds, Series 2008,
6.000%, 8-1-27	2,500	2,819
		3,772
Kansas - 1.72%
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.450%, 9-1-22	1,000	762
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	330	339
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series A-5,
5.550%, 12-1-33	1,970	2,002
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2002 Series B-4,
5.900%, 12-1-34	1,180	1,189
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	1,440	1,439
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2004 Series A-4,
5.625%, 6-1-36	675	679
Unified Government of Wyandotte County/Kansas City, Kansas,
      Tax-Exempt Sales Tax Special Obligation Revenue Refunding
      Bonds (Redevelopment Project Area B), 2nd Lien Series 2005
("2nd Lien 2005 Turbo Bonds"),
5.000%, 12-1-20	3,000	2,848
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.000%, 12-1-27	755	624
		9,882
Kentucky - 0.36%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,040

Louisiana - 0.45%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	1,033
New Orleans Aviation Board, Revenue Refunding Bonds (Restructuring GARBs), Series 2009 A-1,
6.000%, 1-1-23	1,500	1,549
		2,582
Maine - 0.35%
Maine Educational Loan Authority, Student Loan Revenue Bonds (Supplemental Education Loan Program), Series 2009A-3,
5.875%, 12-1-39	2,000	1,993

Maryland - 0.36%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	2,000	2,047

Massachusetts - 0.66%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue I, Series 2009,
6.000%, 1-1-28	1,000	1,004
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series D,
5.250%, 10-1-21	2,500	2,796
		3,800
Michigan - 2.50%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	3,220	2,668
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	2,000	2,328
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.800%, 6-1-13	1,530	1,753
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	85	83
Board of Trustees of Grand Valley, State University, General Revenue Bonds, Series 2009,
5.750%, 12-1-34	1,000	1,004
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
6.000%, 10-15-38	2,000	2,081
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.000%, 9-1-29	3,950	4,422
		14,339
Minnesota - 2.57%
City of Minneapolis, Health Care System Revenue Bonds, Series 2008A (Fairview Health Services),
6.750%, 11-15-32	1,000	1,051
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B:
5.750%, 1-1-13	2,345	2,396
5.750%, 1-1-15	5,000	5,031
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D,
6.150%, 11-15-09 (A)	4,500	4,581
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	2,000	1,675
		14,734
Mississippi - 0.72%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series1996-C:
6.700%, 9-1-12	1,470	1,460
6.750%, 9-1-14	2,750	2,664
		4,124
Missouri - 5.05%
City of Belton, Missouri, Certificates of Participation, Series 2008,
5.125%, 3-1-25	1,000	1,004
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	2,265	1,748
The Industrial Development Authority of the County of Cape Girardeau, Missouri, Health Facilities Revenue Bonds (Saint Francis Medical Center), Series 2009A:
5.500%, 6-1-34	1,000	981
5.750%, 6-1-39	1,000	1,001
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.500%, 10-1-31	705	419
5.550%, 10-1-36	190	109
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.500%, 12-1-12	2,000	2,159
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.375%, 3-1-10	510	510
5.900%, 3-1-24	2,300	1,968
Public Water Supply District No. 1 of Lincoln County, Missouri, Certificates of Participation, Series 2009,
6.750%, 6-15-35	2,500	2,434
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.000%, 5-15-11	3,000	3,181
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009A,
6.625%, 4-1-33	2,000	2,046
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009F,
6.250%, 4-1-38	2,000	2,018
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	3,885	3,957
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.500%, 7-1-10	1,500	1,556
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.500%, 6-1-19	2,650	2,814
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.250%, 7-1-18	1,000	1,018
		28,923
Nevada - 2.11%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.000%, 7-1-14	1,385	1,399
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	3,000	3,116
Redevelopment Agency of the City of Mesquite, Nevada, Tax Increment Revenue Bonds, Series 2009,
7.375%, 6-1-24	1,000	982
Nevada Housing Division, Single Family Mortgage Bonds, 1998 Series A-1 Mezzanine Bonds,
5.350%, 4-1-16	190	190
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-25	1,715	1,912
Truckee Meadows Water Authority, Nevada Water Revenue Refunding Bonds, Series 2007,
4.500%, 7-1-30	5,000	4,464
		12,063
New Hampshire - 0.67%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	2,015
6.125%, 7-1-32	245	212
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A,
5.650%, 1-1-36	1,615	1,602
		3,829
New Jersey - 1.90%
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.250%, 1-1-23	1,350	1,332
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.000%, 12-1-10	2,110	2,239
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health Issue, Series 2009A,
5.500%, 7-1-38	1,500	1,479
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.250%, 9-1-24	2,250	2,597
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	1,000	1,047
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,213
		10,907
New Mexico - 1.69%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001,
5.375%, 7-1-15	3,365	3,426
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	2,040	2,066
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2008 Series D-2,
5.250%, 7-1-30	3,000	3,092
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.750%, 9-15-21	1,000	1,115
		9,699
New York - 7.94%
Long Island Power Authority, Electric System General Revenue Bonds, Series 2009A,
6.250%, 4-1-33	1,000	1,079
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.500%, 3-15-15	2,000	2,228
The City of New York, General Obligation Bonds, Fiscal 2003 Series A,
5.750%, 8-1-14	2,000	2,178
The City of New York, General Obligation Bonds, Fiscal 2003 Series J,
5.500%, 6-1-19	3,990	4,201
The City of New York, General Obligation Bonds, Fiscal 2004 Series D,
5.250%, 10-15-21	6,110	6,309
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series A,
5.500%, 11-1-26 (D)	5,000	5,331
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds, Fiscal 2003, Series D,
5.250%, 2-1-19	3,000	3,145
New York City Industrial Development Agency, Pilot Revenue Bonds, Series 2009A (Yankee Stadium Project):
0.000%, 3-1-25 (B)	2,675	1,097
0.000%, 3-1-26 (B)	2,685	1,016
0.000%, 3-1-27 (B)	2,500	874
Dormitory Authority of the State of New York, City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.500%, 7-1-17	2,000	2,180
Dormitory Authority of the State of New York, State University Educational Facilities, Revenue Bonds, Series 1990B:
7.500%, 5-15-11	590	650
7.500%, 5-15-11	355	363
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.500%, 11-15-13	2,000	2,114
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	3,000	3,162
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	4,490	4,583
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	940	902
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,220	2,031
Tobacco Settlement Financing Corporation (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured),
5.500%, 6-1-21	2,000	2,051
		45,494
North Carolina - 1.88%
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.250%, 10-1-11	1,200	1,224
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.500%, 1-1-14	3,000	3,257
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.750%, 1-1-24	1,000	1,126
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.250%, 1-1-19	2,500	2,557
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	2,500	2,588
		10,752
Ohio - 3.30%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.750%, 6-1-34	2,000	1,289
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.000%, 1-1-21	1,000	1,047
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	1,000	1,017
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	3,850	3,928
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,027
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E,
5.375%, 3-1-37	4,000	3,982
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,500	2,550
State of Ohio, Hospital Revenue Bonds, Series 2008A (Cleveland Clinic Health System Obligated Group),
5.250%, 1-1-33	2,000	1,984
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, 2008 Series J (Mortgage-Backed Securities Program),
6.200%, 9-1-33	2,000	2,095
		18,919
Oklahoma - 0.71%
Cleveland County Justice Authority, Sales Tax Revenue Bonds (Cleveland County Detention Facility Project), Series 2009B,
5.750%, 3-1-29	1,500	1,517
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B,
5.750%, 7-1-16	1,490	1,502
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A,
5.875%, 1-1-28	1,000	1,066
		4,085
Oregon - 0.06%
State of Oregon, Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	365	366

Pennsylvania - 3.71%
Butler County Hospital Authority, Hospital Revenue Bonds, Series 2009B (Butler Health System Project),
7.250%, 7-1-39	1,000	1,058
Dauphin County General Authority, Health System Revenue Bonds, Series A of 2009 (Pinnacle Health System Project),
6.000%, 6-1-29	2,000	1,965
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.700%, 11-15-11	2,500	2,340
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002:
5.500%, 7-1-14	1,930	2,064
5.500%, 7-1-14	70	79
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	10,750	10,886
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.500%, 7-1-35	1,500	1,042
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.500%, 1-1-19	2,120	1,824
		21,258
Puerto Rico - 1.66%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2004 A,
5.250%, 7-1-21	5,740	5,418
Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series A (Senior Lien),
5.000%, 7-1-28	1,000	971
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
0.000%, 8-1-32	5,000	3,149
		9,538
Rhode Island - 0.55%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group Issue, Series 2009 A,
6.250%, 5-15-30	1,590	1,668
Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, 2009 Senior Series A,
6.250%, 12-1-27 (C)	1,500	1,502
		3,170
South Dakota - 0.38%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.300%, 4-1-16	2,000	2,161

Tennessee - 0.86%
The Health and Educational Facilities Board of the City of Johnson City, Tennessee, Hospital First Mortgage Revenue Bonds (Mountain States Health Alliance), Series 2006A,
5.500%, 7-1-36	3,000	2,662
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.500%, 11-1-13	2,000	2,269
		4,931
Texas - 10.86%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.500%, 8-15-27	2,000	2,153
Cass County Industrial Development Corporation (Texas), Environmental Improvement, Revenue Refunding Bonds, 2009 Series A,
9.250%, 3-1-24	2,500	2,940
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,311
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport, Joint Revenue Bonds, Series 2003A,
5.500%, 11-1-19	5,000	4,965
Dallas Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2008,
6.375%, 2-15-34	2,500	2,792
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	2,500	2,706
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002,
5.750%, 2-15-17	980	1,095
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.750%, 11-15-15	1,500	1,528
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.000%, 8-15-32	2,500	2,706
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.000%, 12-1-27	2,500	2,654
Harris County Health Facilities Development Corporation, Thermal Utility Revenue Bonds (Teco Project), Series 2008,
5.000%, 11-15-26	2,500	2,474
Hopkins County Hospital District, Hospital Revenue Bonds, Series 2008:
5.750%, 2-15-28	1,000	823
6.000%, 2-15-33	500	408
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.750%, 2-15-30	6,000	6,937
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
6.250%, 5-15-28	2,500	2,692
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30 (B)	25,000	7,057
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	4,000	3,198
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.750%, 11-15-37	3,000	2,266
Texas Turnpike Authority, Central Texas Turnpike System, First Tier Revenue Bonds, Series 2002-A,
0.000%, 8-15-26 (B)	24,500	9,944
Trinity River Authority of Texas (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	1,500	1,595
		62,244
Vermont - 0.28%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	1,645	1,622

Virgin Islands - 0.17%
Virgin Islands Public Finance Authority, Subordinated Revenue Bonds (Virgin Islands Matching Fund Loan Note - Diageo Project), Series 2009A,
6.750%, 10-1-37 (C)	1,000	1,000

Virginia - 2.31%
Isle of Wight County, Virginia, General Obligation Public Improvement Bonds, Series 2008B,
6.000%, 7-1-27	1,605	1,761
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.750%, 7-1-14	2,225	2,378
5.500%, 7-1-17	2,000	2,063
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.500%, 7-1-15	2,000	2,108
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
6.375%, 1-1-36	2,075	2,180
Industrial Development Authority of Washington County, Virginia, Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009C,
7.500%, 7-1-29	2,500	2,721
		13,211
Washington - 4.28%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.750%, 7-1-16	4,750	5,159
Port of Seattle, Revenue Bonds, Series 2001B,
5.625%, 4-1-16	1,000	1,026
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.750%, 12-1-19	1,665	1,843
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.125%, 3-1-29	2,500	2,587
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009A (Swedish Health Services),
6.500%, 11-15-33	1,500	1,532
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	2,910	2,258
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	10,108
		24,513
West Virginia - 0.62%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A,
0.000%, 11-1-13 (B)	4,000	3,572

Wisconsin - 0.54%
State of Wisconsin, General Fund Annual Appropriation Bonds of 2009, Series A,
5.750%, 5-1-33	1,000	1,029
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2009 (ProHealth Care, Inc. Obligated Group),
6.625%, 2-15-39	2,000	2,042
		3,071
Wyoming - 0.27%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	675	525
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-28	1,000	1,030
		1,555

TOTAL MUNICIPAL BONDS - 99.40%		$569,636

(Cost: $556,677)

SHORT-TERM SECURITIES - 0.00%

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	1	$1
(Cost: $1)

TOTAL INVESTMENT SECURITIES - 99.40%		$569,637

(Cost: $556,678)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.60%		3,421

NET ASSETS - 100.00%		$573,058

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Bonds	$––	$569,636	$––
Short-Term Securities	––	1	––

	––	569,637	––
Other Financial Instruments+	––	––	––

Total	$––	$569,637	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(B)Zero coupon bond.

(C)Purchased on a when-issued basis with settlement subsequent to June 30, 2009.

(D)This security currently pays the stated rate but this rate will increase in the future.

SCHEDULE OF INVESTMENTS
Municipal High Income Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 0.19%
Butler County Industrial Development Authority (Alabama), Environmental Improvement Revenue Bonds, 2008 Series A,
7.000%, 9-1-32	$1,000	$868

Arizona - 2.63%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.600%, 2-1-42 (A)	2,500	2,146
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	7,400	8,134
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	1,050	795
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,056
		12,131
California - 4.67%
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.750%, 10-1-39	4,400	4,497
California Municipal Finance Authority, Education Revenue Bonds (American Heritage Education Foundation Project), Series 2006A,
5.250%, 6-1-36	1,000	740
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2003A,
5.000%, 11-1-38	3,000	3,018
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 A,
5.450%, 2-1-48	3,000	2,917
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007 C,
5.300%, 2-1-49	5,185	5,094
California Statewide Communities Development Authority, FHA Insured Mortgage Revenue Bonds (Methodist Hospital of Southern California Project), Series 2009,
6.625%, 8-1-29	2,500	2,693
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds:
7.750%, 8-1-28	1,000	1,081
8.000%, 8-1-38	1,400	1,514
		21,554
Colorado - 7.25%
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.000%, 12-1-33	1,260	935
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008B,
8.000%, 12-1-38	1,200	1,179
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	2,700	2,838
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (Twin Peaks Charter Academy Project), Series 2008,
7.000%, 11-15-38	4,230	4,363
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	3,200	2,285
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities - Clermont Park Project), Series 2009A:
8.250%, 1-1-24	875	899
9.000%, 1-1-34	750	770
Confluence Metropolitan District (in the Town of Avon, Colorado), Tax Supported Revenue Bonds, Series 2007:
5.400%, 12-1-27	1,000	670
5.450%, 12-1-34	1,000	624
Granby Ranch Metropolitan District (in the Town of Granby, Colorado), Limited Tax General Obligation Bonds, Series 2006,
6.750%, 12-1-36	3,000	2,088
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.200%, 12-1-37	5,000	4,199
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.250%, 12-1-24	3,325	2,723
Piney Creek Village Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2005,
5.500%, 12-1-35	1,100	715
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003,
6.050%, 12-1-33	1,245	860
Sorrel Ranch Metropolitan District (in the City of Aurora), Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Bonds, Series 2006,
5.750%, 12-1-36	1,445	855
Tallgrass Metropolitan District, Arapahoe County, Colorado, General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding and Improvement Bonds, Series 2007,
5.250%, 12-1-37	1,925	1,140
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.750%, 12-1-33	1,000	972
Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008,
7.750%, 12-1-37	3,000	2,311
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	4,000	3,058
		33,484
Connecticut - 1.42%
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.950%, 9-1-28	2,500	2,419
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.500%, 1-1-14	4,150	4,132
		6,551
Delaware - 0.17%
Sussex County, Delaware, Adjustable Rate First Mortgage Revenue Bonds (Cadbury at Lewes Project), Series 2006B:
5.900%, 1-1-26	375	283
6.000%, 1-1-35	700	487
		770
Florida - 0.37%
Florida Development Finance Corporation, Revenue Bonds, Series 2008A (Sculptor Charter School Project),
7.250%, 10-1-38	2,000	1,722

Georgia - 0.44%
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.400%, 1-1-24	660	588
7.400%, 1-1-34	1,725	1,425
		2,013
Guam - 0.39%
Government of Guam, General Obligation Bonds, 2009 Series A,
7.000%, 11-15-39	1,800	1,784

Illinois - 7.16%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	4,355	3,174
5.700%, 5-1-36	1,500	1,089
City of Fairview Heights, Illinois, Tax Increment Refunding Revenue Bonds (Shoppes at St. Clair Square Redevelopment Project), Series 2009A,
8.000%, 12-1-28	3,000	3,085
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A:
5.875%, 2-15-26	1,000	813
5.875%, 2-15-38	1,000	738
Illinois Finance Authority, Revenue Bonds (The Landing at Plymouth Place Project), Series 2005A,
6.000%, 5-15-25	1,500	1,145
Illinois Finance Authority, Revenue Bonds (Rush University Medical Center Obligated Group), Series 2009A,
7.250%, 11-1-38	2,500	2,722
Illinois Finance Authority, Revenue Bonds, Series2009 (Silver Cross Hospital and Medical Centers),
7.000%, 8-15-44	5,800	5,601
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.900%, 11-15-33 (B)	2,600	910
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.050%, 12-15-19	1,000	863
6.350%, 12-15-24	2,750	2,286
Southwestern Illinois Development Authority, Senior Care Facility Revenue Bonds, Series 2006 (Eden Retirement Center, Inc. Project),
5.850%, 12-1-36	2,675	1,935
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2007 (City of Collinsville Limited Incremental Sales Tax Project),
5.350%, 3-1-31	1,250	835
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2008 (City of Granite City Project),
7.000%, 12-1-22	6,000	5,549
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2009 (City of Granite City Project),
8.000%, 1-15-22	2,300	2,317
		33,062
Indiana - 1.20%
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	3,000	2,741
Indiana Finance Authority, Educational Facilities Revenue Bonds, Series 2009A (Irvington Community School Project),
9.000%, 7-1-39	1,400	1,459
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	2,000	1,348
		5,548
Iowa - 3.06%
City of Cedar Rapids, Iowa, First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,584
City of Cedar Rapids, Iowa, First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project),
6.500%, 7-1-33	4,370	3,815
City of Coralville, Iowa (Coralville Marriott Hotel and Convention
      Center), Certificates of Participation Evidencing Undivided
      Proportionate Interests in Base Lease Payments Pursuant to a
Lease Purchase Agreement, Series 2006D,
5.250%, 6-1-26	1,200	1,168
Iowa Finance Authority, Retirement Community Revenue Bonds (Edgewater, a Wesley Active Life Community, LLC Project), Series 2007A,
6.750%, 11-15-37	4,500	3,512
Scott County, Iowa, Revenue Refunding Bonds (Ridgecrest Village), Series 2006,
5.250%, 11-15-21	2,650	2,039
		14,118
Kansas - 3.12%
City of Atchison, Kansas, Hospital Revenue Bonds (Atchison Hospital Association), Series 2008A,
6.750%, 9-1-30	2,920	2,485
City of Lenexa, Kansas, Special Obligation Tax Increment Revenue Bonds (City Center East Project I), Series 2007,
6.000%, 4-1-27	4,920	3,707
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Catholic Care Campus, Inc.), Series 2006A,
6.000%, 11-15-38	4,750	3,446
City of Olathe, Kansas, Special Obligation Tax Increment Revenue Bonds (West Village Center Project), Series 2007,
5.500%, 9-1-26	1,000	713
City of Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds (The Olathe Gateway TDD No. 1a Project), Series 2006:
5.000%, 12-1-16	1,325	946
5.000%, 12-1-28	1,850	986
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
5.750%, 1-15-06 (B)	75	19
6.250%, 1-15-13 (B)	270	68
6.375%, 1-15-20 (B)	325	81
6.500%, 1-15-28 (B)	4,470	1,117
Wilson County, Kansas, Hospital Revenue Bonds, Series 2006,
6.200%, 9-1-26	1,000	851
		14,419
Louisiana - 0.22%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds (Shreveport Airport Cargo Facility Project), Series 2008C,
7.000%, 1-1-33	1,000	1,033

Massachusetts - 0.75%
Massachusetts Development Finance Agency, First Mortgage Revenue Refunding Bonds, Reeds Landing Project, Series 2006,
5.750%, 10-1-31	2,900	377
Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.500%, 12-1-13	1,000	958
5.600%, 12-1-19	2,500	2,138
		3,473
Michigan - 4.33%
The Economic Development Corporation of the City of Dearborn (Michigan), Limited Obligation Revenue and Refunding Revenue Bonds (Henry Ford Village, Inc. Project), Series 2008:
6.000%, 11-15-18	1,090	952
7.000%, 11-15-38	2,250	1,803
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2001(C-1),
7.000%, 7-1-27	3,300	3,753
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	3,800	4,423
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.750%, 9-1-17	1,500	1,170
Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds (Michigan Technical Academy Project), Series 2006:
6.375%, 2-1-26	1,000	794
6.500%, 2-1-36	1,000	751
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.250%, 9-1-39	5,600	6,341
		19,987
Minnesota - 0.64%
Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facility Revenue Bonds, Series 2006 (Healthpartners Obligated Group Project),
5.250%, 5-15-36	3,500	2,932

Missouri - 17.16%
City of Arnold, Missouri, Real Property Tax Increment Revenue Bonds (Arnold Triangle Redevelopment Project), Series 2009A,
7.750%, 5-1-28	4,000	4,010
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.250%, 10-1-17	2,200	1,879
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004:
6.000%, 3-1-19	2,610	2,155
6.250%, 3-1-24	1,000	772
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	325	228
The Industrial Development Authority of the City of Branson, Missouri, Tax Increment Revenue Bonds, Series 2006A (Branson Shoppes Redevelopment Project),
5.950%, 11-1-29	3,000	2,170
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	2,700	1,783
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	400	243
City of Chillicothe, Missouri, Tax Increment Revenue Bonds (South U.S. 65 Project), Series 2006:
5.625%, 4-1-24	860	645
5.625%, 4-1-27	1,500	1,058
Crossings Community Improvement District, Revenue Bonds (Wildwood, Missouri), Series 2006,
5.000%, 3-1-26	2,000	1,579
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.750%, 4-15-20	4,000	3,396
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	1,800	1,373
The Industrial Development Authority of the City of Grandview, Missouri, Tax Increment Revenue Bonds, Series 2006 (Grandview Crossing Project 1),
5.750%, 12-1-28	1,000	460
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A:
5.250%, 10-1-21	500	325
5.400%, 10-1-26	760	474
5.500%, 10-1-31	1,160	690
5.550%, 10-1-36	285	163
City of Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Refunding Revenue Bonds (Harrisonville Towne Center Project), Series 2007,
4.625%, 11-1-28	1,630	1,463
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project):
4.750%, 11-1-16	1,255	1,055
5.000%, 11-1-23	2,600	1,936
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	5,400	4,215
6.500%, 1-1-35	2,900	2,125
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	2,500	2,139
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
5.600%, 3-1-11	185	184
5.600%, 3-1-17	685	609
6.100%, 3-1-25	1,300	1,035
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	4,700	4,091
The Industrial Development Authority of the City of Lee's Summit, Missouri, Infrastructure Facilities Revenue Bonds (Kensington Farms Improvement Project), Series 2007,
5.750%, 3-1-29	1,185	842
The Industrial Development Authority of the City of Lee's Summit, Missouri, Senior Living Facilities Revenue Bonds (John Knox Village Obligated Group), Series 2007A,
5.125%, 8-15-32	3,700	2,710
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2004,
5.750%, 9-1-24	650	486
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2007,
5.500%, 10-1-22	260	196
M150 and 135th Street Transportation Development District, Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.000%, 10-1-34	2,700	2,669
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.750%, 11-1-26	1,700	1,222
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2008D,
5.750%, 4-1-33	750	725
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase IV, Series 2000B,
5.125%, 4-1-22	875	966
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A,
6.000%, 3-1-15	1,000	1,052
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A:
5.500%, 12-1-24	2,000	1,857
5.625%, 12-1-28	1,000	882
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri - Branson Landing Project), Series 2005A,
6.000%, 6-1-20	1,000	1,001
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Centerpoint Project), Series 2007E,
5.125%, 4-1-27	3,075	2,895
Missouri Development Finance Board, Research Facility Revenue Bonds, Series 2007 (Midwest Research Institute Project),
4.500%, 11-1-27	3,500	2,365
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.750%, 10-1-22	2,000	2,249
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	3,225	2,567
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.250%, 5-1-20	2,000	1,976
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.000%, 8-15-32	3,000	2,495
The Industrial Development Authority of the City of St. Louis,
      Missouri, Tax Increment and Community Improvement District
      Refunding Revenue Bonds, Series 2007 (Loughborough Commons
Redevelopment Project),
5.750%, 11-1-27	2,500	1,981
The St. Charles Riverfront Transportation Development District, St. Charles, Missouri, Revenue Bonds (River Bluff Drive Improvement Project), Series 2005:
5.000%, 10-1-20	800	589
5.250%, 4-1-25	400	273
Stone Canyon Community Improvement District, Independence, Missouri, Revenue Bonds (Public Infrastructure Improvement Project), Series 2007,
5.750%, 4-1-27	1,250	870
University Place Transportation Development District (St. Louis County, Missouri), Subordinate Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2009,
7.500%, 4-1-32	4,000	4,091
		79,214
Nevada - 3.29%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.800%, 8-1-15	1,935	1,742
6.100%, 8-1-18	1,455	1,236
6.375%, 8-1-23	2,470	1,967
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	6,500	6,752
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	3,250	3,473
		15,170
New Hampshire - 1.70%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.000%, 7-1-12	510	506
5.750%, 7-1-22	2,000	1,828
Business Finance Authority of the State of New Hampshire, Pollution Control Refunding Revenue Bonds (The United Illuminating Company Project-1997 Series A),
7.125%, 7-1-27	5,000	5,098
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.000%, 2-1-13 (C)	425	409
		7,841
New Jersey - 3.31%
Burlington County Bridge Commission (Burlington County, New Jersey), Economic Development Bonds (The Evergreens Project), Series 2007,
5.625%, 1-1-38	1,750	1,169
New Jersey Economic Development Authority, Economic Development Bonds, Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A:
5.500%, 4-1-12	3,750	3,698
6.375%, 4-1-18	2,385	2,803
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999,
6.250%, 9-15-19	5,500	4,576
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	2,900	3,036
		15,282
New York - 3.72%
Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue Bonds (Amsterdam at Harborside Project), Series 2007A,
6.700%, 1-1-43	4,000	3,035
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.750%, 8-1-31	3,500	3,033
Suffolk County Industrial Development Agency (New York), Assisted Living Facility Revenue Bonds (Medford Hamlet Assisted Living Project), Series 2005,
6.375%, 1-1-39	2,000	1,383
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	2,600	2,495
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,600	4,208
Suffolk County Industrial Development Agency (New York), Continuing Care Retirement Community, Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.000%, 10-1-20	1,900	1,893
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project), Series 2001B,
7.125%, 7-1-31	1,455	1,143
		17,190
North Carolina - 0.86%
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Pennybyrn at Maryfield Project), Series 2005A,
5.650%, 10-1-25	2,000	1,434
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1999 D,
6.700%, 1-1-19	2,500	2,550
		3,984
Ohio - 2.55%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
5.750%, 6-1-34	2,000	1,289
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007,
6.500%, 6-1-47	4,850	3,011
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	3,900	3,966
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	2,000	2,040
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	2,000	1,464
		11,770
Oklahoma - 1.21%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005A,
6.125%, 11-15-25	2,000	1,617
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005,
6.000%, 11-15-38	2,100	1,531
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	2,400	2,450
		5,598
Oregon - 1.24%
The Hospital Facility Authority of Deschutes County, Oregon, Hospital Revenue Refunding Bonds (Cascade Healthcare Community, Inc.), Series 2008,
8.250%, 1-1-38	5,000	5,738

Pennsylvania - 2.43%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2007A:
5.000%, 11-15-17	3,000	2,415
5.000%, 11-15-28	1,500	951
Butler County Hospital Authority, Hospital Revenue Bonds, Series 2009B (Butler Health System Project),
7.250%, 7-1-39	3,000	3,175
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.300%, 7-1-12	2,380	2,190
7.350%, 7-1-22	3,400	2,472
		11,203
Puerto Rico - 1.07%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
6.375%, 8-1-39	4,800	4,945

Rhode Island - 0.28%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.750%, 10-1-14	1,400	1,276

South Carolina - 1.25%
South Carolina Jobs - Economic Development Authority, Revenue Bonds (The Woodlands at Furman Project), Series 2007A:
6.000%, 11-15-37	1,000	622
6.000%, 11-15-42	2,500	1,523
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	3,630	3,631
		5,776
Tennessee - 2.18%
Memphis-Shelby County Airport Authority, Airport Revenue Bonds, Series 1999D,
6.000%, 3-1-19	5,000	5,071
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee) Gas System Revenue Refunding Bonds, Series 2005:
6.800%, 5-1-19	1,900	1,735
6.900%, 5-1-29	3,750	3,233
		10,039
Texas - 7.94%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	4,900	3,298
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	2,750	1,103
Cass County Industrial Development Corporation (Texas), Environmental Improvement Revenue Bonds, 2009 Series A,
9.500%, 3-1-33	3,900	4,510
Harris County Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series 2008B,
7.250%, 12-1-35	2,000	2,135
HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (The Village at Gleannloch Farms, Inc. Project), Series 2006A:
5.250%, 2-15-12	600	584
5.250%, 2-15-13	600	574
5.250%, 2-15-14	700	655
5.250%, 2-15-15	700	640
5.500%, 2-15-27	1,500	1,116
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	1,600	1,280
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project) Series 2004A,
7.000%, 2-15-26	1,500	1,797
La Vernia Higher Education Finance Corporation (Winfree Academy Charter School), Education Revenue Bonds, Series 2009,
9.000%, 8-15-38	5,900	6,058
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue and Refunding Bonds (Carillon Senior Life Care Community Project), Series 2005A,
6.625%, 7-1-36	5,000	3,914
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A:
6.000%, 11-15-26	500	430
6.000%, 11-15-36	5,015	4,010
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.750%, 11-15-37	6,000	4,532
		36,636
Utah - 0.93%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A:
5.300%, 6-1-28	2,300	2,319
5.500%, 6-1-37	2,000	1,958
		4,277
Virginia - 4.16%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A:
5.400%, 7-1-27	2,500	1,280
5.500%, 7-1-37	2,500	1,210
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000:
7.000%, 7-1-25	715	665
7.000%, 7-1-30	700	628
The Marquis Community Development Authority (Virginia), Revenue Bonds, Series 2007,
5.625%, 9-1-18	4,000	3,074
Norfolk Redevelopment and Housing Authority, First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.000%, 1-1-25	1,000	828
6.125%, 1-1-35	3,640	2,794
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	3,000	2,716
Industrial Development Authority of Smyth County (Virginia), Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009B,
8.000%, 7-1-38	5,400	6,006
		19,201
Washington - 2.53%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A,
5.625%, 9-1-16	3,000	2,856
Port of Sunnyside, Yakima County, Washington, Revenue Bonds, 2008 (Industrial Wastewater Treatment System),
6.625%, 12-1-21	2,250	2,052
Public Hospital District No. 1, Skagit County, Washington (Skagit Valley Hospital), Hospital Revenue Bonds, 2007,
5.750%, 12-1-28	1,510	1,259
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.375%, 3-1-38	4,100	4,325
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	1,500	1,164
		11,656
Wisconsin - 0.55%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2004A (Beaver Dam Community Hospitals, Inc. Project):
6.500%, 8-15-24	1,000	857
6.500%, 8-15-26	2,000	1,674
		2,531
Wyoming - 0.87%
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.500%, 1-1-38	4,000	4,032

TOTAL MUNICIPAL BONDS - 97.24%		$448,808

(Cost: $506,053)

SHORT-TERM SECURITIES

Commercial Paper - 0.71%
Sonoco Products Co.,
0.550%, 7-1-09	3,282	3,282

Master Note - 0.00%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	2	2

Municipal Obligations - Non-Taxable - 0.49%
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01, Special
      Assessment Revenue Refunding and Improvement Bonds,
Series 2002 (Wells Fargo Bank, N.A.),
0.300%, 7-1-09 (A)	2,255	2,255

Municipal Obligations - Taxable - 0.29%
Steamboat Springs Redevelopment Authority, Colorado, Tax Increment Adjustable Rate Revenue Bonds (Base Area Redevelopment Project), Series 2007 (Wells Fargo Bank, N.A.),
0.300%, 7-1-09 (A)	1,345	1,345

TOTAL SHORT-TERM SECURITIES - 1.49%		$6,884

(Cost: $6,884)

TOTAL INVESTMENT SECURITIES - 98.73%		$455,692

(Cost: $512,937)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.27%		5,843

NET ASSETS - 100.00%		$461,535

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Bonds	$––	$448,808	$––
Short-Term Securities	––	6,884	––

	––	455,692	––
Other Financial Instruments+	––	––	––

Total	$––	$455,692	$––

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(C)Zero coupon bond.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 27, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 27, 2009